UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	DECEMBER 31, 2014

Emerging Markets Debt Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the five months from the fund’s inception on July 29, 2014, to December 31, 2014. It provides our macro overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Five Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 11.17%, 5.48%, and 3.65%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -8.75%, -10.81%, and -7.75%, respectively. Emerging market debt prices also declined in this global risk-off environment.

We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	AEDVX	-1.24%	7/29/14
JPMorgan Corporate Emerging Market Bond (CEMBI) Broad Diversified Index	—	-1.46%	—
Institutional Class	AEDJX	-1.15%	7/29/14
A Class	AEDQX		7/29/14
No sales charge*		-1.38%
With sales charge*		-5.81%
C Class	AEDHX		7/29/14
No sales charge*		-1.71%
With sales charge*		-2.68%
R Class	AEDWX	-1.52%	7/29/14
R6 Class	AEXDX	-1.13%	7/29/14

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.97%	0.77%	1.22%	1.97%	1.47%	0.72%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Portfolio at a Glance
Average Duration (effective)	4.5 years
Weighted Average Life	5.9 years

Bond Holdings by Country	% of net assets
China	8.0%
Mexico	6.3%
Brazil	5.7%
Colombia	4.7%
Russia	4.6%
Turkey	4.5%
Hong Kong	4.2%
India	4.1%
Chile	3.9%
Thailand	3.8%
Other Countries	31.8%
Cash and Equivalents(1)	18.4%
(1) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Corporate Bonds	81.6%
Temporary Cash Investments	17.1%
Other Assets and Liabilities	1.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$987.60(2)	$4.12(3)	0.97%
Institutional Class	$1,000	$988.50(2)	$3.27(3)	0.77%
A Class	$1,000	$986.20(2)	$5.18(3)	1.22%
C Class	$1,000	$982.90(2)	$8.35(3)	1.97%
R Class	$1,000	$984.80(2)	$6.23(3)	1.47%
R6 Class	$1,000	$988.70(2)	$3.06(3)	0.72%
Hypothetical
Investor Class	$1,000	$1,020.32(4)	$4.94(4)	0.97%
Institutional Class	$1,000	$1,021.32(4)	$3.92(4)	0.77%
A Class	$1,000	$1,019.06(4)	$6.21(4)	1.22%
C Class	$1,000	$1,015.28(4)	$10.01(4)	1.97%
R Class	$1,000	$1,017.80(4)	$7.48(4)	1.47%
R6 Class	$1,000	$1,021.58(4)	$3.67(4)	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 29, 2014 (fund inception) through December 31, 2014.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 156, the number of days in the period from July 29, 2014 (fund inception) through December 31, 2014, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 81.6%
Brazil — 5.7%
Banco ABC Brasil SA, 7.875%, 4/8/20	$200,000	$203,250
Banco BTG Pactual SA, 4.00%, 1/16/20	200,000	179,000
Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22	200,000	204,328
BRF SA, 3.95%, 5/22/23	200,000	186,085
Itau Unibanco Holding SA, 6.20%, 12/21/21	200,000	210,876
JBS Finance II Ltd., 8.25%, 1/29/18	100,000	103,250
Petrobras Global Finance Co., 4.875%, 3/17/20	200,000	187,602
Petrobras International Finance Co. SA, 6.875%, 1/20/40	100,000	93,057
Vale Overseas Ltd., 6.875%, 11/21/36	100,000	105,919
		1,473,367
Chile — 3.9%
Banco del Estado de Chile, 4.125%, 10/7/20	200,000	210,019
Banco Santander Chile, 3.875%, 9/20/22	200,000	198,551
Cencosud SA, 5.50%, 1/20/21	150,000	156,094
Corpbanca SA, 3.875%, 9/22/19(1)	250,000	251,161
Telefonica Chile SA, 3.875%, 10/12/22	200,000	196,252
		1,012,077
China — 8.0%
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	194,358
CITIC Ltd., 6.80%, 1/17/23	200,000	232,026
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	284,439
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	195,020
ENN Energy Holdings Ltd., 6.00%, 5/13/21	200,000	224,832
MIE Holdings Corp., 7.50%, 4/25/19	200,000	151,500
Shimao Property Holdings Ltd., 8.125%, 1/22/21	200,000	201,811
Sino-Ocean Land Treasure Finance I Ltd., MTN, 4.625%, 7/30/19	200,000	201,639
Sinopec Capital 2013 Ltd., 3.125%, 4/24/23	200,000	191,368
Tencent Holdings Ltd., MTN, 3.375%, 5/2/19	200,000	203,491
		2,080,484
Colombia — 4.7%
Banco Davivienda SA, 5.875%, 7/9/22	200,000	200,500
Bancolombia SA, 5.95%, 6/3/21	200,000	215,500
Ecopetrol SA, 5.875%, 9/18/23	200,000	212,250
Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	200,000	213,040
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	205,500
Pacific Rubiales Energy Corp., 5.375%, 1/26/19	200,000	172,800
		1,219,590
Guatemala — 0.8%
Comcel Trust, 6.875%, 2/6/24	200,000	210,000

7

	Principal Amount	Value
Hong Kong — 4.2%
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	$200,000	$221,587
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	120,546
Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	106,849
LS Finance 2017 Ltd., MTN, 5.25%, 1/26/17	200,000	210,840
PCCW Capital No 4 Ltd., 5.75%, 4/17/22	200,000	216,652
Sun Hung Kai Properties Capital Market Ltd., MTN, 4.50%, 2/14/22	200,000	213,165
		1,089,639
Hungary — 0.8%
MOL Group Finance SA, MTN, 6.25%, 9/26/19	200,000	215,800
India — 4.1%
Axis Bank Ltd/Dubai, MTN, 5.125%, 9/5/17	200,000	212,893
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	200,000	214,456
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	222,503
Indian Oil Corp. Ltd., 5.625%, 8/2/21	200,000	217,935
Vedanta Resources plc, 6.00%, 1/31/19	200,000	196,000
		1,063,787
Indonesia — 3.4%
Indosat Palapa Co. BV, 7.375%, 7/29/20	200,000	211,250
Listrindo Capital BV, 6.95%, 2/21/19	200,000	212,000
PT Berau Capital Resources Pte Ltd., 12.50%, 7/8/15	150,000	74,250
PT Pertamina Persero, 4.875%, 5/3/22	200,000	200,500
Star Energy Geothermal Wayang Windu Ltd., 6.125%, 3/27/20	200,000	198,000
		896,000
Israel — 1.6%
Altice Financing SA, 6.50%, 1/15/22	200,000	196,000
Israel Electric Corp. Ltd., 5.625%, 6/21/18	200,000	212,400
		408,400
Jamaica — 0.9%
Digicel Group Ltd., 8.25%, 9/30/20	250,000	243,750
Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 1/28/21	200,000	197,312
Kuwait — 1.2%
Kuwait Projects Co., MTN, 4.80%, 2/5/19	300,000	313,890
Macau — 0.7%
MCE Finance Ltd., 5.00%, 2/15/21(1)	200,000	188,000
Malaysia — 0.8%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	200,980
Mexico — 6.3%
Alfa SAB de CV, 6.875%, 3/25/44	200,000	218,750
Alpek SAB de CV, 5.375%, 8/8/23	200,000	210,000
America Movil SAB de CV, 6.375%, 3/1/35	200,000	247,908
BBVA Bancomer SA, 6.75%, 9/30/22	150,000	165,375
BBVA Bancomer SA, 4.375%, 4/10/24	150,000	151,125
Cemex SAB de CV, 7.25%, 1/15/21	200,000	210,000
Grupo Televisa SAB, 6.625%, 3/18/25	200,000	246,856

8

	Principal Amount	Value
Mexichem SAB de CV, 5.875%, 9/17/44	$200,000	$189,000
		1,639,014
Morocco — 0.8%
OCP SA, 5.625%, 4/25/24	200,000	209,500
Nigeria — 1.4%
Diamond Bank plc, 8.75%, 5/21/19	200,000	172,000
GTB Finance BV, MTN, 6.00%, 11/8/18	200,000	185,000
		357,000
Peru — 3.4%
Banco de Credito del Peru, VRN, 6.875%, 9/16/21	200,000	219,500
Banco Internacional del Peru SAA, 5.75%, 10/7/20	200,000	219,000
BBVA Banco Continental SA, 5.00%, 8/26/22	200,000	208,880
Southern Copper Corp., 7.50%, 7/27/35	200,000	226,998
		874,378
Philippines — 1.6%
BDO Unibank, Inc., 3.875%, 4/22/16	200,000	203,691
SM Investments Corp., 4.875%, 6/10/24	200,000	199,650
		403,341
Poland — 0.8%
PKO Finance AB, 4.63%, 9/26/22	200,000	210,500
Qatar — 1.7%
Nakilat, Inc., 6.27%, 12/31/33	228,519	257,656
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	194,000
		451,656
Republic of Korea — 3.1%
Hyundai Capital America, 2.875%, 8/9/18	200,000	204,213
Korea Exchange Bank, MTN, 2.00%, 4/2/18	200,000	198,301
Korea Gas Corp., 2.875%, 7/29/18	200,000	204,643
Korea National Oil Corp., 2.75%, 1/23/19	200,000	202,434
		809,591
Russia — 4.6%
Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 9/25/17	200,000	187,000
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	204,000
Lukoil International Finance BV, 6.66%, 6/7/22	200,000	180,500
Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17	200,000	188,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,000	166,000
VimpelCom Holdings BV, 6.25%, 3/1/17	200,000	182,000
VTB Bank OJSC Via VTB Capital SA, 6.875%, 5/29/18	100,000	85,648
		1,193,898
Singapore — 2.8%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	309,743
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	204,991
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	202,722
		717,456
South Africa — 2.3%
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	200,000	210,750
Gold Fields Orogen Holdings BVI Ltd., 4.875%, 10/7/20	200,000	164,000
Myriad International Holdings BV, 6.00%, 7/18/20	200,000	219,500
		594,250

9

	Principal Amount/Shares	Value
Thailand — 3.8%
Bangkok Bank PCL, 3.875%, 9/27/22	$200,000	$207,471
PTT PCL, 3.375%, 10/25/22	200,000	198,001
PTT PCL, 4.50%, 10/25/42	200,000	185,179
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	205,938
Thai Oil PCL, 3.625%, 1/23/23	200,000	197,289
		993,878
Turkey — 4.5%
Akbank TAS, 5.00%, 10/24/22	150,000	152,437
Finansbank AS, 6.25%, 4/30/19	200,000	207,500
KOC Holding AS, 3.50%, 4/24/20	200,000	193,500
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	204,000
Turkiye Is Bankasi, 6.00%, 10/24/22	200,000	202,500
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	206,625
		1,166,562
United Arab Emirates — 2.9%
Abu Dhabi National Energy Co., 3.625%, 1/12/23	200,000	201,260
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	226,000
DP World Sukuk Ltd., 6.25%, 7/2/17	100,000	108,750
Emaar Sukuk Ltd., MTN, 6.40%, 7/18/19	200,000	226,480
		762,490
TOTAL CORPORATE BONDS (Cost $21,805,753)		21,196,590
TEMPORARY CASH INVESTMENTS — 17.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $738,202), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $723,022)		723,020
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $2,951,944), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $2,893,000)		2,893,000
SSgA U.S. Government Money Market Fund, Class N	814,451	814,451
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,430,471)		4,430,471
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $26,236,224)		25,627,061
OTHER ASSETS AND LIABILITIES — 1.3%		345,371
TOTAL NET ASSETS — 100.0%		$25,972,432

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $439,161, which represented 1.7% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $22,620,204)	$22,011,041
Repurchase agreements, at value (cost of $3,616,020)	3,616,020
Total investment securities, at value (cost of $26,236,224)	25,627,061
Cash	7,161
Foreign currency holdings, at value (cost of $4,259)	4,235
Receivable for capital shares sold	25,204
Interest receivable	330,216
25,993,877

Liabilities
Accrued management fees	18,816
Distribution and service fees payable	2,629
21,445

Net Assets	$25,972,432

Net Assets Consist of:
Capital paid in	$26,616,998
Distributions in excess of net investment income	(7,784)
Accumulated net realized loss	(27,595)
Net unrealized depreciation	(609,187)
$25,972,432

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$5,654,365	579,605	$9.76
Institutional Class	$6,471,820	663,435	$9.76
A Class	$6,470,467	663,708	$9.75*
C Class	$994,325	102,181	$9.73
R Class	$985,157	101,113	$9.74
R6 Class	$5,396,298	553,031	$9.76
*Maximum offering price $10.21 (net asset value divided by 0.955).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE PERIOD ENDED DECEMBER 31, 2014 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Interest	$405,303

Expenses:
Management fees	93,771
Distribution and service fees:
A Class	6,951
C Class	4,231
R Class	2,118
Trustees' fees and expenses	601
Other expenses	34
107,706

Net investment income (loss)	297,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(28,355)
Foreign currency transactions	760
(27,595)

Change in net unrealized appreciation (depreciation) on:
Investments	(609,163)
Translation of assets and liabilities in foreign currencies	(24)
(609,187)

Net realized and unrealized gain (loss)	(636,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(339,185)

(1)	July 29, 2014 (fund inception) through December 31, 2014.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2014 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$297,597
Net realized gain (loss)	(27,595)
Change in net unrealized appreciation (depreciation)	(609,187)
Net increase (decrease) in net assets resulting from operations	(339,185)

Distributions to Shareholders
From net investment income:
Investor Class	(76,370)
Institutional Class	(83,198)
A Class	(74,741)
C Class	(10,061)
R Class	(10,955)
R6 Class	(50,056)
Decrease in net assets from distributions	(305,381)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	26,616,998

Net increase (decrease) in net assets	25,972,432

Net Assets
End of period	$25,972,432

Distributions in excess of net investment income	$(7,784)

(1)	July 29, 2014 (fund inception) through December 31, 2014.

See Notes to Financial Statements.

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Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on July 29, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 82% of the shares of the fund. Various funds issued by American Century Investment Trust and American Century Strategic Asset Allocations, Inc. own, in aggregate, 17% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 0.96% for the Investor Class, A Class, C Class and R Class, 0.76% for the Institutional Class and 0.71% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period July 29, 2014 (fund inception) through December 31, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the period July 29, 2014 (fund inception) through December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period July 29, 2014 (fund inception) through December 31, 2014 were $25,001,649 and $3,265,417, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Period ended December 31, 2014(1)
	Shares	Amount
Investor Class
Sold	772,840	$7,725,086
Issued in reinvestment of distributions	7,733	76,370
Redeemed	(200,968)	(2,000,000)
	579,605	5,801,456
Institutional Class
Sold	730,000	7,300,000
Issued in reinvestment of distributions	8,435	83,198
Redeemed	(75,000)	(750,000)
	663,435	6,633,198
A Class
Sold	731,124	7,311,613
Issued in reinvestment of distributions	7,584	74,741
Redeemed	(75,000)	(750,000)
	663,708	6,636,354
C Class
Sold	101,157	1,011,307
Issued in reinvestment of distributions	1,024	10,061
	102,181	1,021,368
R Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	1,113	10,955
	101,113	1,010,955
R6 Class
Sold	547,951	5,463,779
Issued in reinvestment of distributions	5,097	50,056
Redeemed	(17)	(168)
	553,031	5,513,667
Net increase (decrease)	2,663,073	$26,616,998

(1) July 29, 2014 (fund inception) through December 31, 2014.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$21,196,590	—
Temporary Cash Investments	$814,451	3,616,020	—
	$814,451	$24,812,610	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,236,224
Gross tax appreciation of investments	$108,268
Gross tax depreciation of investments	(717,431)
Net tax appreciation (depreciation) of investments	$(609,163)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.00	0.12	(0.24)	(0.12)	(0.12)	$9.76	(1.24)%	0.97%(4)	2.79%(4)	18%	$5,654
Institutional Class
2014(3)	$10.00	0.13	(0.24)	(0.11)	(0.13)	$9.76	(1.15)%	0.77%(4)	2.99%(4)	18%	$6,472
A Class
2014(3)	$10.00	0.11	(0.25)	(0.14)	(0.11)	$9.75	(1.38)%	1.22%(4)	2.54%(4)	18%	$6,470
C Class
2014(3)	$10.00	0.08	(0.25)	(0.17)	(0.10)	$9.73	(1.71)%	1.97%(4)	1.79%(4)	18%	$994
R Class
2014(3)	$10.00	0.10	(0.25)	(0.15)	(0.11)	$9.74	(1.52)%	1.47%(4)	2.29%(4)	18%	$985
R6 Class
2014(3)	$10.00	0.13	(0.24)	(0.11)	(0.13)	$9.76	(1.13)%	0.72%(4)	3.04%(4)	18%	$5,396

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	July 29, 2014 (fund inception) through December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

The Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors/trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe.

When considering the approval of the management agreement for the Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

20

The Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84549 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Global Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	AGBVX	3.13%	6.79%	3.65%	1/31/12
Barclays Global Aggregate Bond Index (USD, hedged)	—	3.36%	7.59%	4.11%	—
Institutional Class	AGBNX	3.13%	7.00%	3.83%	1/31/12
A Class	AGBAX				1/31/12
No sales charge*		2.98%	6.53%	3.39%
With sales charge*		-1.68%	1.75%	1.77%
C Class	AGBTX				1/31/12
No sales charge*		2.62%	5.84%	2.62%
With sales charge*		1.63%	5.84%	2.62%
R Class	AGBRX	2.83%	6.26%	3.12%	1/31/12
R6 Class	AGBDX	3.18%	7.05%	5.13%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.96%	0.76%	1.21%	1.96%	1.46%	0.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

DECEMBER 31, 2014
Portfolio at a Glance
Average Duration (effective)	5.9 years
Weighted Average Life	8.1 years

Bond Holdings by Country	% of net assets
United States	44.0%
Japan	12.3%
United Kingdom	4.7%
France(1)	4.0%
Spain(1)	3.7%
Italy(1)	3.6%
Norway	3.5%
Germany(1)	3.2%
Canada	3.0%
Supranational	2.1%
Other Countries	11.3%
Cash and Equivalents(2)	4.6%
(1) These countries are members of the eurozone.
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	39.5%
Corporate Bonds	28.4%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Collateralized Mortgage Obligations	7.8%
Commercial Mortgage-Backed Securities	4.2%
Asset-Backed Securities	2.0%
Municipal Securities	1.7%
U.S. Treasury Securities	0.4%
Temporary Cash Investments	4.8%
Other Assets and Liabilities	(0.2)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.30	$4.92	0.96%
Institutional Class	$1,000	$1,031.30	$3.89	0.76%
A Class	$1,000	$1,029.80	$6.19	1.21%
C Class	$1,000	$1,026.20	$10.01	1.96%
R Class	$1,000	$1,028.30	$7.46	1.46%
R6 Class	$1,000	$1,031.80	$3.64	0.71%
Hypothetical
Investor Class	$1,000	$1,020.37	$4.89	0.96%
Institutional Class	$1,000	$1,021.37	$3.87	0.76%
A Class	$1,000	$1,019.11	$6.16	1.21%
C Class	$1,000	$1,015.33	$9.96	1.96%
R Class	$1,000	$1,017.85	$7.43	1.46%
R6 Class	$1,000	$1,021.63	$3.62	0.71%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 39.5%
Australia — 1.3%
Australia Government Bond, 5.75%, 7/15/22	AUD	190,000	$188,596
Australia Government Bond, 5.50%, 4/21/23	AUD	35,000	34,607
Australia Government Bond, 2.75%, 4/21/24	AUD	40,000	32,708
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	126,353
			382,264
Austria — 0.8%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	75,000	107,193
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	58,361
Austria Government Bond, 1.65%, 10/21/24(1)	EUR	50,000	65,896
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	10,000	18,581
			250,031
Belgium — 1.9%
Belgium Government Bond, 4.25%, 9/28/22	EUR	150,000	232,297
Belgium Government Bond, 2.25%, 6/22/23	EUR	130,000	177,816
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	65,000	124,381
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	20,000	36,591
			571,085
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$10,000	11,200
Canada — 2.3%
Canadian Government Bond, 4.00%, 6/1/17	CAD	85,000	78,384
Canadian Government Bond, 3.25%, 6/1/21	CAD	309,000	294,912
Canadian Government Bond, 5.75%, 6/1/33	CAD	55,000	72,427
Canadian Government Bond, 4.00%, 6/1/41	CAD	83,000	94,779
Province of British Columbia, 4.10%, 12/18/19	CAD	65,000	61,998
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	73,844
			676,344
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$10,000	10,600
Czech — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	600,000	34,825
Denmark — 0.4%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	67,611
Denmark Government Bond, 7.00%, 11/10/24	DKK	130,000	34,245
Denmark Government Bond, 4.50%, 11/15/39	DKK	55,000	14,843
			116,699
Finland — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	45,000	59,248
France — 2.5%
France Government Bond OAT, 3.25%, 10/25/21	EUR	260,000	375,168

		Principal Amount	Value
France Government Bond OAT, 5.50%, 4/25/29	EUR	60,000	$112,739
France Government Bond OAT, 3.25%, 5/25/45	EUR	160,000	254,155
			742,062
Germany — 2.0%
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	140,000	216,354
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	297,735	371,215
			587,569
Ireland — 0.3%
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	53,274
Ireland Government Bond, 3.40%, 3/18/24	EUR	23,000	33,019
			86,293
Italy — 3.1%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	160,000	209,198
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	305,000	378,695
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	250,000	349,683
			937,576
Japan — 12.3%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	134,600,000	1,137,121
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	109,000,000	967,676
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	102,400,000	1,069,864
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	15,500,000	152,551
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	34,250,000	340,770
			3,667,982
Mexico — 0.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,480,000	104,792
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	34,020
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	20,775
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	12,280
			171,867
Netherlands — 1.3%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	250,000	358,258
Netherlands Government Bond, 2.75%, 1/15/47	EUR	10,000	16,088
			374,346
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	41,184
Norway — 3.5%
Norway Government Bond, 3.75%, 5/25/21	NOK	6,690,000	1,036,542
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$10,000	13,025
Poland — 0.2%
Poland Government Bond, 4.00%, 10/25/23	PLN	110,000	34,990
Poland Government International Bond, 3.00%, 3/17/23		$10,000	9,984
			44,974
Singapore — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	48,378

		Principal Amount	Value
South Africa — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	700,000	$60,391
South Korea — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	40,978
Spain — 3.2%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	75,000	105,850
Spain Government Bond, 5.85%, 1/31/22	EUR	10,000	15,966
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	490,000	738,126
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	50,000	86,908
			946,850
Sweden — 0.4%
Sweden Government Bond, 3.50%, 6/1/22	SEK	775,000	120,224
Switzerland — 0.5%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	135,000	152,464
United Kingdom — 2.0%
United Kingdom Gilt, 3.75%, 9/7/21	GBP	50,000	89,542
United Kingdom Gilt, 4.50%, 12/7/42	GBP	225,000	494,825
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	22,764
			607,131
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,808,750)			11,792,132
CORPORATE BONDS — 28.4%
Aerospace and Defense — 0.1%
United Technologies Corp., 5.70%, 4/15/40		$10,000	12,594
United Technologies Corp., 4.50%, 6/1/42		10,000	10,932
			23,526
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20		10,000	10,625
Automobiles — 0.3%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,140
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	23,188
General Motors Co., 5.00%, 4/1/35		10,000	10,446
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,200
			73,974
Banks — 8.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	185,466
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	50,000	64,674
Bank of America Corp., 6.50%, 8/1/16		$10,000	10,780
Bank of America Corp., 5.75%, 12/1/17		20,000	22,115
Bank of America Corp., 5.70%, 1/24/22		10,000	11,602
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	66,281
Bank of America Corp., MTN, 4.20%, 8/26/24		$40,000	40,797
Bank of America N.A., 5.30%, 3/15/17		50,000	53,739
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,522
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	50,000	63,815
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	74,324

		Principal Amount	Value
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	$10,075
BPCE SA, 4.625%, 7/18/23	EUR	100,000	141,539
Branch Banking & Trust Co., 3.80%, 10/30/26		$10,000	10,219
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,675
Citigroup, Inc., 4.50%, 1/14/22		10,000	10,944
Citigroup, Inc., 4.05%, 7/30/22		10,000	10,363
Citigroup, Inc., 3.75%, 6/16/24		20,000	20,482
Citigroup, Inc., 6.00%, 10/31/33		10,000	11,835
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	148,235
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$10,000	10,654
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	94,952
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	100,000	136,271
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	159,373
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	72,601
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	274,403
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,501
HSBC Holdings plc, 5.10%, 4/5/21		30,000	33,958
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	72,456
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	119,896
Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	66,506
JPMorgan Chase & Co., 6.00%, 1/15/18		$40,000	44,772
JPMorgan Chase & Co., 4.625%, 5/10/21		20,000	22,042
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	20,151
JPMorgan Chase & Co., 3.625%, 5/13/24		10,000	10,248
JPMorgan Chase & Co., 3.875%, 9/10/24		10,000	10,021
KeyCorp, MTN, 2.30%, 12/13/18		10,000	10,044
KFW, 3.875%, 1/21/19	EUR	70,000	97,737
KFW, MTN, 4.625%, 1/4/23	EUR	70,000	112,250
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$10,000	10,901
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	127,790
U.S. Bancorp, MTN, 2.95%, 7/15/22		$10,000	9,874
U.S. Bancorp, MTN, 3.60%, 9/11/24		10,000	10,176
Wells Fargo & Co., 5.625%, 12/11/17		20,000	22,257
Wells Fargo & Co., 4.125%, 8/15/23		20,000	21,014
Wells Fargo & Co., MTN, 2.10%, 5/8/17		30,000	30,528
Wells Fargo & Co., MTN, 4.10%, 6/3/26		20,000	20,469
			2,639,327
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	24,246
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17		20,000	20,275
Amgen, Inc., 4.10%, 6/15/21		10,000	10,747
Amgen, Inc., 5.375%, 5/15/43		10,000	11,662
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	22,085
			64,769

		Principal Amount	Value
Capital Markets — 0.4%
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	$21,225
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	91,898
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,562
			123,685
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		10,000	10,050
Eastman Chemical Co., 2.70%, 1/15/20		20,000	20,137
Eastman Chemical Co., 3.60%, 8/15/22		10,000	10,143
Ecolab, Inc., 4.35%, 12/8/21		10,000	10,912
Mosaic Co. (The), 5.625%, 11/15/43		10,000	11,504
			62,746
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20		10,000	10,100
Covanta Holding Corp., 5.875%, 3/1/24		10,000	10,225
Pitney Bowes, Inc., 4.625%, 3/15/24		10,000	10,255
Republic Services, Inc., 3.55%, 6/1/22		10,000	10,283
			40,863
Communications Equipment — 0.1%
Apple, Inc., 2.85%, 5/6/21		20,000	20,477
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	9,951
			30,428
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,165
Consumer Finance — 0.5%
CIT Group, Inc., 5.00%, 5/15/17		50,000	52,000
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,313
Equifax, Inc., 3.30%, 12/15/22		10,000	9,904
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		30,000	30,525
Navient Corp., MTN, 6.25%, 1/25/16		41,000	42,742
			145,484
Containers and Packaging — 0.2%
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		39,000	41,243
Rock-Tenn Co., 4.00%, 3/1/23		20,000	20,409
			61,652
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,815
Diversified Financial Services — 1.4%
Ally Financial, Inc., 2.75%, 1/30/17		20,000	19,988
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		40,000	41,056
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	46,312
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		30,000	31,180
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		20,000	20,050
Morgan Stanley, 3.70%, 10/23/24		10,000	10,157
Morgan Stanley, 5.00%, 11/24/25		50,000	53,423
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	34,196

		Principal Amount	Value
Morgan Stanley, MTN, 5.625%, 9/23/19		$10,000	$11,300
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	100,000	151,019
			418,681
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 6.55%, 2/15/39		$21,000	25,970
AT&T, Inc., 4.30%, 12/15/42		10,000	9,545
CenturyLink, Inc., 6.00%, 4/1/17		20,000	21,325
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	34,842
Frontier Communications Corp., 7.125%, 3/15/19		25,000	27,500
Orange SA, 4.125%, 9/14/21		10,000	10,729
Telecom Italia Capital SA, 7.00%, 6/4/18		20,000	22,300
Telecom Italia Capital SA, 6.00%, 9/30/34		10,000	10,050
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	84,308
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	22,329
Verizon Communications, Inc., 3.65%, 9/14/18		50,000	52,864
Verizon Communications, Inc., 4.50%, 9/15/20		10,000	10,866
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	53,436
Verizon Communications, Inc., 6.55%, 9/15/43		6,000	7,698
Verizon Communications, Inc., 4.86%, 8/21/46(1)		10,000	10,297
Verizon Communications, Inc., 5.01%, 8/21/54(1)		5,000	5,196
Windstream Corp., 7.875%, 11/1/17		40,000	43,450
			452,705
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)		10,000	9,650
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	21,525
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,644
			32,169
Energy Equipment and Services — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	20,375
Ensco plc, 4.70%, 3/15/21		10,000	10,059
Schlumberger Investment SA, 3.65%, 12/1/23		10,000	10,473
Transocean, Inc., 6.375%, 12/15/21		10,000	9,237
Weatherford International Ltd., 4.50%, 4/15/22		10,000	8,914
			59,058
Food and Staples Retailing — 0.5%
CVS Health Corp., 2.75%, 12/1/22		20,000	19,514
Delhaize Group SA, 4.125%, 4/10/19		10,000	10,512
Delhaize Group SA, 5.70%, 10/1/40		10,000	10,528
Sysco Corp., 3.50%, 10/2/24		10,000	10,327
Tesco plc, MTN, 5.50%, 12/13/19	GBP	50,000	84,399
Wal-Mart Stores, Inc., 5.625%, 4/15/41		$20,000	25,636
			160,916
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42		10,000	11,051
Mondelez International, Inc., 4.00%, 2/1/24		10,000	10,482

	Principal Amount	Value
Mondelez International, Inc., 6.50%, 2/9/40	$7,000	$9,362
Tyson Foods, Inc., 4.50%, 6/15/22	20,000	21,687
		52,582
Gas Utilities — 1.1%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	30,000	31,425
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	10,000	11,321
Enbridge, Inc., 4.50%, 6/10/44	10,000	8,666
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	22,300
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,529
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	11,533
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,127
Enterprise Products Operating LLC, 4.85%, 3/15/44	10,000	10,468
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	22,330
Kinder Morgan, Inc., 7.25%, 6/1/18	20,000	22,680
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	10,000	10,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	10,000	9,825
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	20,000	20,140
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	20,000	19,213
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	20,000	19,900
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	18,873
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	8,727
Williams Partners LP, 4.125%, 11/15/20	10,000	10,258
Williams Partners LP, 5.40%, 3/4/44	20,000	19,651
		331,316
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	10,000	10,312
Biomet, Inc., 6.50%, 8/1/20	50,000	53,625
Medtronic, Inc., 2.50%, 3/15/20(1)	10,000	10,038
Medtronic, Inc., 2.75%, 4/1/23	10,000	9,741
Medtronic, Inc., 3.50%, 3/15/25(1)	20,000	20,503
Medtronic, Inc., 4.375%, 3/15/35(1)	10,000	10,645
		114,864
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	10,000	9,717
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	43,000	44,613
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	53,187
HCA, Inc., 3.75%, 3/15/19	30,000	30,113
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	43,550
UnitedHealth Group, Inc., 4.25%, 3/15/43	10,000	10,527
		191,707
Hotels, Restaurants and Leisure — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	20,000	21,100
Wyndham Worldwide Corp., 2.95%, 3/1/17	20,000	20,436
		41,536

		Principal Amount	Value
Household Durables — 0.6%
D.R. Horton, Inc., 3.625%, 2/15/18		$45,000	$45,731
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	21,250
Lennar Corp., 4.75%, 12/15/17		43,000	44,290
MDC Holdings, Inc., 5.50%, 1/15/24		10,000	9,725
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	45,225
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)		20,000	20,075
			186,296
Industrial Conglomerates — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)		40,000	43,800
General Electric Co., 4.125%, 10/9/42		10,000	10,395
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		20,000	19,919
			74,114
Insurance — 1.3%
Allstate Corp. (The), 4.50%, 6/15/43		10,000	11,079
American International Group, Inc., 4.875%, 6/1/22		20,000	22,502
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	22,378
American International Group, Inc., VRN, 8.18%, 5/15/38		10,000	13,600
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		10,000	10,173
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	10,981
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	79,519
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22		$10,000	11,258
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,835
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,232
Markel Corp., 4.90%, 7/1/22		10,000	10,999
MetLife, Inc., 4.875%, 11/13/43		10,000	11,339
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		20,000	22,599
Prudential Financial, Inc., MTN, 4.60%, 5/15/44		10,000	10,583
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	80,805
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		$10,000	10,265
Voya Financial, Inc., 5.70%, 7/15/43		10,000	12,026
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,740
			384,913
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		40,000	41,800
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,617
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	10,342
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		10,000	10,032
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		10,000	10,566
			30,940
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		10,000	10,021
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,500
Terex Corp., 6.50%, 4/1/20		20,000	20,800
			51,321

		Principal Amount	Value
Media — 1.2%
21st Century Fox America, Inc., 3.00%, 9/15/22		$20,000	$19,899
21st Century Fox America, Inc., 4.75%, 9/15/44(1)		10,000	10,972
Comcast Corp., 6.40%, 5/15/38		30,000	40,193
Comcast Corp., 4.75%, 3/1/44		10,000	11,190
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21		10,000	10,919
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24		10,000	10,483
Discovery Communications LLC, 5.625%, 8/15/19		20,000	22,476
DISH DBS Corp., 7.125%, 2/1/16		40,000	42,150
DISH DBS Corp., 6.75%, 6/1/21		50,000	53,875
Embarq Corp., 8.00%, 6/1/36		10,000	11,200
Gannett Co., Inc., 5.125%, 7/15/20		20,000	20,500
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22		10,000	10,252
Lamar Media Corp., 5.375%, 1/15/24		20,000	20,700
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		20,000	20,200
Time Warner Cable, Inc., 6.75%, 7/1/18		10,000	11,478
Time Warner, Inc., 4.70%, 1/15/21		20,000	21,920
Time Warner, Inc., 5.375%, 10/15/41		10,000	11,335
			349,742
Metals and Mining — 0.3%
Barrick Gold Corp., 4.10%, 5/1/23		10,000	9,749
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)		42,000	40,294
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	10,565
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	32,070
			92,678
Multi-Utilities — 1.7%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25(1)		10,000	10,085
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	10,016
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	11,086
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,014
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,716
Dominion Resources, Inc., 3.625%, 12/1/24		10,000	10,151
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	10,960
Duke Energy Corp., 1.625%, 8/15/17		20,000	20,027
Duke Energy Corp., 3.55%, 9/15/21		10,000	10,455
Duke Energy Florida, Inc., 3.85%, 11/15/42		10,000	10,110
Exelon Generation Co. LLC, 4.25%, 6/15/22		10,000	10,408
Exelon Generation Co. LLC, 5.60%, 6/15/42		10,000	11,228
FirstEnergy Corp., 4.25%, 3/15/23		10,000	10,336
GDF Suez, VRN, 4.75%, 7/10/21	EUR	100,000	135,711
GenOn Energy, Inc., 7.875%, 6/15/17		$45,000	45,000
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	31,800
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	21,413
Nisource Finance Corp., 5.65%, 2/1/45		10,000	12,017
NRG Energy, Inc., 7.625%, 1/15/18		40,000	44,000
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,496

	Principal Amount	Value
Progress Energy, Inc., 3.15%, 4/1/22	$10,000	$10,146
San Diego Gas & Electric Co., 3.00%, 8/15/21	20,000	20,534
Sempra Energy, 2.875%, 10/1/22	10,000	9,847
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	11,198
		496,754
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	20,000	20,275
Oil, Gas and Consumable Fuels — 1.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	10,000	10,375
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	21,402
BP Capital Markets plc, 4.50%, 10/1/20	10,000	10,833
Cimarex Energy Co., 4.375%, 6/1/24	20,000	19,150
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	20,000	20,733
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,355
Continental Resources, Inc., 5.00%, 9/15/22	20,000	19,375
Continental Resources, Inc., 3.80%, 6/1/24	10,000	8,867
Denbury Resources, Inc., 4.625%, 7/15/23	10,000	8,725
Devon Energy Corp., 5.60%, 7/15/41	10,000	11,149
EOG Resources, Inc., 4.10%, 2/1/21	10,000	10,745
Hess Corp., 6.00%, 1/15/40	10,000	11,082
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,504
Newfield Exploration Co., 5.625%, 7/1/24	50,000	49,719
Noble Energy, Inc., 4.15%, 12/15/21	20,000	20,425
Peabody Energy Corp., 7.375%, 11/1/16	40,000	41,300
Peabody Energy Corp., 6.50%, 9/15/20	25,000	21,812
Pemex Project Funding Master Trust, 6.625%, 6/15/35	20,000	23,200
Petro-Canada, 6.80%, 5/15/38	10,000	12,673
Petrobras Global Finance BV, 5.75%, 1/20/20	10,000	9,673
Petrobras Global Finance BV, 5.375%, 1/27/21	20,000	18,631
Petrobras Global Finance BV, 5.625%, 5/20/43	10,000	8,202
Phillips 66, 4.30%, 4/1/22	10,000	10,573
Phillips 66, 4.65%, 11/15/34	20,000	20,566
SandRidge Energy, Inc., 8.75%, 1/15/20	40,000	27,600
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,488
Statoil ASA, 2.45%, 1/17/23	10,000	9,556
Talisman Energy, Inc., 7.75%, 6/1/19	10,000	11,530
Total Capital Canada Ltd., 2.75%, 7/15/23	10,000	9,718
Whiting Petroleum Corp., 5.00%, 3/15/19	30,000	28,200
		529,161
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	20,000	20,016
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	10,000	11,266
International Paper Co., 6.00%, 11/15/41	10,000	11,749
		43,031
Pharmaceuticals — 0.5%
AbbVie, Inc., 1.75%, 11/6/17	20,000	20,058

	Principal Amount	Value
AbbVie, Inc., 2.90%, 11/6/22	$20,000	$19,725
Actavis Funding SCS, 3.85%, 6/15/24	20,000	20,141
Actavis, Inc., 1.875%, 10/1/17	20,000	19,937
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,799
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	20,000	21,473
Roche Holdings, Inc., 6.00%, 3/1/19(1)	17,000	19,653
Roche Holdings, Inc., 3.35%, 9/30/24(1)	10,000	10,355
		140,141
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	10,000	10,863
DDR Corp., 4.75%, 4/15/18	10,000	10,690
Essex Portfolio LP, 3.625%, 8/15/22	10,000	10,153
Health Care REIT, Inc., 3.75%, 3/15/23	10,000	10,104
Hospitality Properties Trust, 4.65%, 3/15/24	20,000	20,523
Hospitality Properties Trust, 4.50%, 3/15/25	10,000	10,086
Host Hotels & Resorts LP, 3.75%, 10/15/23	10,000	9,993
Kilroy Realty LP, 3.80%, 1/15/23	10,000	10,136
Realty Income Corp., 4.125%, 10/15/26	10,000	10,217
Senior Housing Properties Trust, 4.75%, 5/1/24	10,000	10,280
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	10,000	10,883
		123,928
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	20,000	21,016
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	10,000	10,490
CSX Corp., 4.25%, 6/1/21	10,000	10,875
CSX Corp., 3.40%, 8/1/24	20,000	20,298
Union Pacific Corp., 4.00%, 2/1/21	10,000	10,982
		73,661
Semiconductors and Semiconductor Equipment — 0.2%
Intel Corp., 1.35%, 12/15/17	20,000	19,969
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	45,000	45,563
		65,532
Software†
Oracle Corp., 3.625%, 7/15/23	10,000	10,506
Specialty Retail — 0.4%
Home Depot, Inc. (The), 5.95%, 4/1/41	10,000	13,109
Sonic Automotive, Inc., 7.00%, 7/15/22	50,000	54,000
United Rentals North America, Inc., 5.75%, 7/15/18	42,000	43,995
		111,104
Technology Hardware, Storage and Peripherals — 0.5%
Dell, Inc., 2.30%, 9/10/15	45,000	45,099
Dell, Inc., 3.10%, 4/1/16	45,000	45,338
Hewlett-Packard Co., 4.30%, 6/1/21	20,000	21,076
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	31,213
		142,726

		Principal Amount	Value
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20		$41,000	$43,665
L Brands, Inc., 6.625%, 4/1/21		40,000	45,200
			88,865
Thrifts and Mortgage Finance — 0.5%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	152,541
Wireless Telecommunication Services — 0.2%
Sprint Communications, 6.00%, 12/1/16		$40,000	41,916
Sprint Communications, 9.00%, 11/15/18(1)		10,000	11,399
			53,315
TOTAL CORPORATE BONDS (Cost $8,444,814)			8,460,450
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.2%
FHLMC, VRN, 1.74%, 1/15/15		87,955	89,549
FHLMC, VRN, 1.84%, 1/15/15		102,640	104,962
FHLMC, VRN, 1.97%, 1/15/15		70,678	72,974
FHLMC, VRN, 1.99%, 1/15/15		46,466	47,682
FHLMC, VRN, 2.09%, 1/15/15		26,595	26,860
FHLMC, VRN, 2.26%, 1/15/15		23,131	24,616
FHLMC, VRN, 2.35%, 1/15/15		95,116	95,516
FHLMC, VRN, 2.375%, 1/15/15		85,582	91,689
FHLMC, VRN, 2.38%, 1/15/15		21,240	22,803
FHLMC, VRN, 2.86%, 1/15/15		39,464	40,701
FHLMC, VRN, 3.24%, 1/15/15		5,352	5,636
FHLMC, VRN, 3.29%, 1/15/15		46,804	49,328
FHLMC, VRN, 3.79%, 1/15/15		9,707	10,224
FHLMC, VRN, 3.80%, 1/15/15		20,620	21,883
FHLMC, VRN, 4.26%, 1/15/15		81,811	85,832
FHLMC, VRN, 5.09%, 1/15/15		7,955	8,480
FHLMC, VRN, 5.37%, 1/15/15		4,719	4,994
FHLMC, VRN, 5.77%, 1/15/15		15,054	15,985
FHLMC, VRN, 5.94%, 1/15/15		10,055	10,773
FHLMC, VRN, 6.12%, 1/15/15		6,588	7,023
FNMA, VRN, 1.89%, 1/25/15		35,748	38,046
FNMA, VRN, 1.92%, 1/25/15		94,722	99,843
FNMA, VRN, 1.94%, 1/25/15		97,382	102,806
FNMA, VRN, 1.94%, 1/25/15		51,728	55,265
FNMA, VRN, 2.32%, 1/25/15		56,870	60,865
FNMA, VRN, 2.71%, 1/25/15		20,787	21,349
FNMA, VRN, 3.71%, 1/25/15		9,258	9,735
FNMA, VRN, 3.92%, 1/25/15		12,131	12,820
FNMA, VRN, 5.29%, 1/25/15		8,298	8,862
FNMA, VRN, 6.07%, 1/25/15		11,797	12,694
			1,259,795

	Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.2%
FHLMC, 6.00%, 2/1/38	$5,692	$6,446
FHLMC, 4.00%, 12/1/40	10,125	10,866
FNMA, 4.00%, 1/14/15(3)	325,000	346,771
FNMA, 4.50%, 1/14/15(3)	305,000	331,049
FNMA, 5.50%, 1/14/15(3)	100,000	111,867
FNMA, 6.625%, 11/15/30	50,000	74,366
FNMA, 5.00%, 7/1/31	61,207	68,268
FNMA, 5.50%, 5/1/33	16,358	18,440
FNMA, 5.00%, 11/1/33	12,681	14,043
FNMA, 5.00%, 9/1/35	53,136	58,790
FNMA, 6.00%, 4/1/37	16,429	18,755
FNMA, 6.00%, 7/1/37	20,505	23,223
FNMA, 6.00%, 8/1/37	17,515	20,045
FNMA, 5.50%, 1/1/39	36,710	41,024
FNMA, 5.50%, 3/1/39	4,707	5,260
FNMA, 5.00%, 8/1/39	8,909	9,954
FNMA, 3.50%, 12/1/40	62,436	65,195
FNMA, 4.50%, 9/1/41	34,264	37,252
FNMA, 3.50%, 5/1/42	76,829	80,244
FNMA, 3.50%, 6/1/42	42,849	44,822
FNMA, 3.50%, 9/1/42	40,756	42,562
FNMA, 3.00%, 11/1/42	44,284	44,875
GNMA, 3.50%, 1/21/15(3)	150,000	157,402
GNMA, 6.00%, 7/15/33	7,534	8,715
GNMA, 5.00%, 3/20/36	67,865	74,770
GNMA, 5.50%, 1/15/39	7,042	8,036
GNMA, 5.50%, 9/15/39	49,466	55,725
GNMA, 4.50%, 10/15/39	19,202	21,232
GNMA, 5.00%, 10/15/39	29,873	33,194
GNMA, 4.50%, 1/15/40	30,512	33,438
GNMA, 4.00%, 12/15/40	26,787	28,764
GNMA, 4.50%, 12/15/40	82,431	91,156
GNMA, 4.00%, 1/20/41	105,350	113,363
GNMA, 4.00%, 12/15/41	46,368	49,791
		2,149,703
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,389,100)		3,409,498
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 7.8%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	14,008	14,513
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	7,252	7,574
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	64,434	60,095
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	8,012	8,035

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	$103,075	$101,018
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	8,839	9,360
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	7,223	6,958
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 1/1/15	30,374	26,481
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	33,330	34,583
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	63,150	63,558
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 1/1/15	53,259	53,492
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	29,719	29,152
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.63%, 1/1/15	20,226	20,601
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 1/1/15	19,377	19,783
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 1/1/15	44,903	44,153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	40,000	40,060
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 1/1/15	4,420	4,450
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 1/1/15	61,070	61,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 1/1/15	20,740	20,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 1/1/15	47,438	47,542
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 1/1/15	53,459	53,876
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	24,459	24,961
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	63,582	61,609
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	2,720	2,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 1/1/15	48,623	49,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 1/1/15	43,851	44,108
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 1/1/15	13,113	13,251
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 1/1/15	69,404	70,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	65,171	67,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	75,369	74,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	24,350	25,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	74,268	74,372

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	$64,468	$64,804
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	51,575	51,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.57%, 1/1/15	76,416	74,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.61%, 1/1/15	25,644	24,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.61%, 1/1/15	25,644	24,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 1/1/15	24,512	23,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.51%, 1/1/15	53,252	49,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 1/1/15	16,873	15,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	13,078	12,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 1/1/15	42,587	39,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.47%, 1/1/15	68,655	67,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 1/1/15	69,628	69,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/15	100,436	96,681
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	72,545	71,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	97,186	96,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	50,279	51,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	72,154	75,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	35,860	37,188
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	26,279	26,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	45,162	46,805
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	2,569	2,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	45,993	45,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	34,267	36,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,334,062)		2,340,086
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	100,000	100,400
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	51,077
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.11%, 1/15/15(1)	125,000	125,385
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	100,000	105,940
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/15	100,000	106,491

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	$29,412	$29,542
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	39,707	39,754
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	75,000	78,356
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/15(1)	190,000	193,497
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/15	50,000	53,017
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	50,000	54,903
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 1/15/15(1)	175,000	175,606
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/15	35,000	35,680
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	30,000	30,741
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)	75,000	76,371
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,241,255)		1,256,760
ASSET-BACKED SECURITIES(2) — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	75,000	74,322
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 1/15/15	75,000	74,565
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.56%, 1/12/15(1)	100,000	99,929
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	88,754	87,912
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	75,000	74,985
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)	192,965	191,493
TOTAL ASSET-BACKED SECURITIES (Cost $605,610)		603,206
MUNICIPAL SECURITIES — 1.7%
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	29,417
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	22,424
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	38,032
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	30,562
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	36,615
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	31,384
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	235,000	117,512
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	99,766
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	70,000	50,893
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	65,000	44,134
TOTAL MUNICIPAL SECURITIES (Cost $588,655)		500,739

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Bonds, 5.50%, 8/15/28(4)	$50,000	$68,328
U.S. Treasury Notes, 2.625%, 4/30/18(4)	45,000	47,046
TOTAL U.S. TREASURY SECURITIES (Cost $114,918)		115,374
TEMPORARY CASH INVESTMENTS — 4.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $240,887), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $235,934)		235,933
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $966,875), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $944,000)		944,000
SSgA U.S. Government Money Market Fund, Class N	262,661	262,661
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,442,594)		1,442,594
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $30,969,758)		29,920,839
OTHER ASSETS AND LIABILITIES — (0.2)%		(67,737)
TOTAL NET ASSETS — 100.0%		$29,853,102

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	155,944	USD	129,466	JPMorgan Chase Bank N.A.	2/12/15	$(2,505)
USD	32,342	AUD	37,298	JPMorgan Chase Bank N.A.	2/12/15	1,976
USD	118,589	AUD	140,000	Westpac Group	2/12/15	4,608
USD	374,709	AUD	431,994	Westpac Group	2/12/15	23,003
BRL	202,701	USD	75,833	UBS AG	2/12/15	(356)
BRL	164,130	USD	60,000	UBS AG	2/12/15	1,115
BRL	215,640	USD	80,000	UBS AG	2/12/15	295
BRL	269,213	USD	104,128	Westpac Group	2/12/15	(3,885)
USD	68,501	BRL	183,103	UBS AG	2/12/15	322
USD	100,000	BRL	269,000	UBS AG	2/12/15	(163)
USD	40,000	BRL	108,080	UBS AG	2/12/15	(244)
USD	100,000	BRL	266,000	UBS AG	2/12/15	954
CAD	112,592	USD	100,000	Barclays Bank plc	2/12/15	(3,175)
CAD	57,088	USD	50,000	Barclays Bank plc	2/12/15	(907)
CAD	174,541	USD	150,000	Barclays Bank plc	2/12/15	99
CAD	56,388	USD	50,000	JPMorgan Chase Bank N.A.	2/12/15	(1,508)
USD	70,000	CAD	79,545	Barclays Bank plc	2/12/15	1,594
USD	26,100	CAD	29,519	Barclays Bank plc	2/12/15	715
USD	110,000	CAD	127,734	JPMorgan Chase Bank N.A.	2/12/15	153
USD	810,182	CAD	920,772	UBS AG	2/12/15	18,350
CHF	86,720	USD	90,000	Barclays Bank plc	2/12/15	(2,720)
CHF	114,828	USD	120,000	Barclays Bank plc	2/12/15	(4,431)
CHF	128,132	USD	130,000	Barclays Bank plc	2/12/15	(1,041)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	68,430	USD	70,000	JPMorgan Chase Bank N.A.	2/12/15	$(1,129)
USD	90,000	CHF	87,129	Barclays Bank plc	2/12/15	2,309
USD	434,660	CHF	417,904	Deutsche Bank	2/12/15	14,059
USD	80,000	CHF	78,338	JPMorgan Chase Bank N.A.	2/12/15	1,157
CLP	3,516,005	USD	5,863	UBS AG	2/12/15	(94)
CLP	24,800,000	USD	40,000	UBS AG	2/12/15	692
CLP	36,810,000	USD	60,000	UBS AG	2/12/15	399
USD	100,000	CLP	61,975,000	UBS AG	2/12/15	(1,690)
CNY	1,846,300	USD	299,432	UBS AG	2/12/15	176
USD	200,000	CNY	1,233,640	Westpac Group	2/12/15	(189)
USD	110,000	CNY	677,776	Westpac Group	2/12/15	14
COP	45,379,805	USD	20,807	UBS AG	2/12/15	(1,735)
COP	186,720,000	USD	80,000	UBS AG	2/12/15	(1,526)
COP	214,800,000	USD	100,000	Westpac Group	2/12/15	(9,725)
USD	120,000	COP	260,760,000	UBS AG	2/12/15	10,409
USD	80,000	COP	182,560,000	Westpac Group	2/12/15	3,274
CZK	1,557,576	USD	70,000	Barclays Bank plc	2/12/15	(1,926)
CZK	2,361,339	USD	104,128	Barclays Bank plc	2/12/15	(925)
CZK	672,918	USD	30,000	Deutsche Bank	2/12/15	(590)
USD	100,000	CZK	2,275,167	Barclays Bank plc	2/12/15	563
USD	132,028	CZK	2,921,853	Barclays Bank plc	2/12/15	4,327
USD	82,858	DKK	493,525	Deutsche Bank	2/12/15	2,638
USD	34,902	DKK	208,615	UBS AG	2/12/15	993
EUR	100,000	USD	124,750	Barclays Bank plc	2/12/15	(3,698)
EUR	160,000	USD	196,823	Barclays Bank plc	2/12/15	(3,140)
EUR	90,000	USD	109,763	Barclays Bank plc	2/12/15	(816)
EUR	327,639	USD	410,925	UBS AG	2/12/15	(14,312)
USD	111,884	EUR	90,000	Barclays Bank plc	2/12/15	2,937
USD	37,200	EUR	30,000	Barclays Bank plc	2/12/15	884
USD	36,332	EUR	30,000	Barclays Bank plc	2/12/15	16
USD	87,399	EUR	70,000	JPMorgan Chase Bank N.A.	2/12/15	2,662
USD	227,670	EUR	183,634	JPMorgan Chase Bank N.A.	2/12/15	5,378
USD	36,871	EUR	30,000	JPMorgan Chase Bank N.A.	2/12/15	556
USD	115,553	EUR	92,823	JPMorgan Chase Bank N.A.	2/12/15	3,189
USD	94,215	EUR	75,795	UBS AG	2/12/15	2,464
USD	7,353,053	EUR	5,887,529	UBS AG	2/12/15	226,095
GBP	80,000	USD	126,230	Barclays Bank plc	2/12/15	(1,580)
GBP	30,000	USD	46,958	Deutsche Bank	2/12/15	(214)
GBP	67,805	USD	106,300	JPMorgan Chase Bank N.A.	2/12/15	(651)
GBP	20,000	USD	31,345	JPMorgan Chase Bank N.A.	2/12/15	(182)
GBP	60,000	USD	94,192	JPMorgan Chase Bank N.A.	2/12/15	(704)
GBP	40,000	USD	62,630	JPMorgan Chase Bank N.A.	2/12/15	(304)
USD	77,476	GBP	50,000	Barclays Bank plc	2/12/15	(431)
USD	62,545	GBP	40,000	JPMorgan Chase Bank N.A.	2/12/15	220
USD	78,672	GBP	50,000	JPMorgan Chase Bank N.A.	2/12/15	766
USD	124,886	GBP	80,000	JPMorgan Chase Bank N.A.	2/12/15	235

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,832	GBP	30,000	JPMorgan Chase Bank N.A.	2/12/15	$88
USD	31,365	GBP	20,000	JPMorgan Chase Bank N.A.	2/12/15	202
USD	1,353,418	GBP	860,373	UBS AG	2/12/15	12,842
HUF	12,162,950	USD	50,000	Barclays Bank plc	2/12/15	(3,556)
HUF	14,804,550	USD	60,000	UBS AG	2/12/15	(3,470)
USD	120,000	HUF	29,789,880	Barclays Bank plc	2/12/15	6,249
USD	3,015	HUF	741,142	Barclays Bank plc	2/12/15	185
IDR	1,351,900,000	USD	110,000	Westpac Group	2/12/15	(1,924)
USD	120,000	IDR	1,491,360,000	Westpac Group	2/12/15	775
ILS	672,295	USD	170,000	Barclays Bank plc	2/12/15	2,365
ILS	156,670	USD	40,000	Barclays Bank plc	2/12/15	168
USD	90,000	ILS	347,277	Barclays Bank plc	2/12/15	964
USD	123,294	ILS	469,663	Barclays Bank plc	2/12/15	2,881
INR	10,467,200	USD	167,582	Westpac Group	2/12/15	(3,211)
USD	50,000	INR	3,138,000	UBS AG	2/12/15	722
USD	60,000	INR	3,789,000	UBS AG	2/12/15	499
USD	60,000	INR	3,840,000	UBS AG	2/12/15	(301)
JPY	10,770,543	USD	90,000	JPMorgan Chase Bank N.A.	2/12/15	(52)
JPY	3,556,899	USD	30,000	JPMorgan Chase Bank N.A.	2/12/15	(295)
USD	26,474	JPY	3,052,166	Deutsche Bank	2/12/15	985
USD	3,468,804	JPY	400,786,706	Deutsche Bank	2/12/15	121,733
USD	30,000	JPY	3,570,933	JPMorgan Chase Bank N.A.	2/12/15	178
USD	429,692	JPY	51,567,768	JPMorgan Chase Bank N.A.	2/12/15	(964)
KRW	112,263,005	USD	101,275	Westpac Group	2/12/15	1,169
KRW	99,585,000	USD	90,000	Westpac Group	2/12/15	875
USD	78,954	KRW	87,519,999	Westpac Group	2/12/15	(911)
USD	60,000	MXN	879,083	Barclays Bank plc	2/12/15	556
USD	107,624	MXN	1,469,415	JPMorgan Chase Bank N.A.	2/12/15	8,262
MYR	487,760	USD	140,000	UBS AG	2/12/15	(1,170)
MYR	278,600	USD	80,000	UBS AG	2/12/15	(702)
MYR	322,035	USD	95,220	Westpac Group	2/12/15	(3,560)
MYR	302,310	USD	90,000	Westpac Group	2/12/15	(3,954)
USD	184,559	MYR	624,180	Westpac Group	2/12/15	6,900
USD	100,000	MYR	346,680	Westpac Group	2/12/15	1,325
USD	110,000	MYR	386,650	Westpac Group	2/12/15	(52)
NOK	709,522	USD	100,000	Barclays Bank plc	2/12/15	(4,905)
USD	110,000	NOK	775,068	Barclays Bank plc	2/12/15	6,120
USD	965,852	NOK	6,570,315	JPMorgan Chase Bank N.A.	2/12/15	85,253
USD	148,398	NOK	1,049,630	UBS AG	2/12/15	7,719
USD	30,000	NOK	225,124	UBS AG	2/12/15	(173)
NZD	90,000	USD	69,735	Barclays Bank plc	2/12/15	215
NZD	130,000	USD	100,503	Westpac Group	2/12/15	536
USD	109,896	NZD	142,963	Barclays Bank plc	2/12/15	(1,218)
USD	38,012	NZD	50,000	JPMorgan Chase Bank N.A.	2/12/15	(849)
USD	72,866	NZD	92,995	Westpac Group	2/12/15	589
PEN	421,861	USD	141,993	UBS AG	2/12/15	(1,761)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	130,000	PEN	390,650	UBS AG	2/12/15	$143
PHP	3,145,450	USD	70,000	Westpac Group	2/12/15	169
PLN	235,913	USD	70,000	Barclays Bank plc	2/12/15	(3,484)
PLN	336,261	USD	100,000	JPMorgan Chase Bank N.A.	2/12/15	(5,190)
USD	180,000	PLN	615,930	Barclays Bank plc	2/12/15	6,337
USD	80,000	PLN	272,166	UBS AG	2/12/15	3,262
USD	25,765	PLN	87,797	Westpac Group	2/12/15	1,010
SEK	296,724	USD	40,000	Barclays Bank plc	2/12/15	(1,932)
SEK	941,702	USD	120,000	Barclays Bank plc	2/12/15	816
SEK	2,811,982	USD	379,812	UBS AG	2/12/15	(19,048)
SEK	974,802	USD	130,000	UBS AG	2/12/15	(4,938)
USD	130,000	SEK	970,587	Barclays Bank plc	2/12/15	5,478
USD	90,000	SEK	693,068	UBS AG	2/12/15	1,083
USD	611,521	SEK	4,539,765	Westpac Group	2/12/15	29,091
SGD	128,853	USD	97,817	JPMorgan Chase Bank N.A.	2/12/15	(632)
SGD	62,520	USD	48,445	Westpac Group	2/12/15	(1,290)
USD	80,000	SGD	103,764	Barclays Bank plc	2/12/15	1,738
USD	110,000	SGD	143,702	Barclays Bank plc	2/12/15	1,615
THB	2,640,800	USD	80,000	Westpac Group	2/12/15	113
TRY	252,549	USD	110,500	Barclays Bank plc	2/12/15	(3,347)
USD	50,000	TRY	116,381	Barclays Bank plc	2/12/15	621
USD	60,000	TRY	138,289	Deutsche Bank	2/12/15	1,326
USD	50,000	TWD	1,574,500	UBS AG	2/12/15	208
USD	108,854	TWD	3,344,200	Westpac Group	2/12/15	3,096
USD	160,000	TWD	4,907,200	Westpac Group	2/12/15	4,814
ZAR	654,150	USD	57,672	Deutsche Bank	2/12/15	(1,467)
USD	130,000	ZAR	1,515,600	Barclays Bank plc	2/12/15	(222)
						$529,797

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
2	Euro-Bund 10-Year Bonds	March 2015	$377,221	$6,846

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
14	U.S. Treasury 10-Year Notes	March 2015	$1,775,156	$(7,814)
1	U.S. Treasury Long Bonds	March 2015	144,562	(3,283)
1	U.S. Treasury Ultra Long Bonds	March 2015	165,188	(7,041)
			$2,084,906	$(18,138)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Implied Credit Spread	Value	Unrealized Appreciation (Depreciation)
CDX North America High Yield 22 Index	$594,000	Sell*	5.00%	6/20/19	3.26%	$41,763	$4,669

* The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

Implied credit spreads for centrally cleared credit default swap agreements on credit indices are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	JPY	-	Japanese Yen
BRL	-	Brazilian Real	KRW	-	South Korea Won
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CDX	-	Credit Derivatives Indexes	MXN	-	Mexican Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
CNY	-	Chinese Yuan	NZD	-	New Zealand Dollar
COP	-	Colombian Peso	PEN	-	Peruvian Nuevo Sol
CZK	-	Czech Koruna	PHP	-	Philippine Peso
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	SEK	-	Swedish Krona
FHLMC	-	Federal Home Loan Mortgage Corporation	SEQ	-	Sequential Payer
FNMA	-	Federal National Mortgage Association	SGD	-	Singapore Dollar
GBP	-	British Pound	THB	-	Thai Baht
GNMA	-	Government National Mortgage Association	TRY	-	Turkish Lira
GO	-	General Obligation	TWD	-	Taiwanese Dollar
HUF	-	Hungarian Forint	USD	-	United States Dollar
IDR	-	Indonesian Rupiah	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ILS	-	Israeli Shekel	ZAR	-	South African Rand
INR	-	Indian Rupee

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $3,436,986, which represented 11.5% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $90,126.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $30,969,758)	$29,920,839
Cash	2,943
Foreign currency holdings, at value (cost of $87,544)	85,686
Receivable for investments sold	12,724
Receivable for capital shares sold	7,472
Receivable for variation margin on swap agreements	430
Unrealized appreciation on forward foreign currency exchange contracts	670,871
Interest receivable	270,374
30,971,339

Liabilities
Payable for investments purchased	946,201
Payable for capital shares redeemed	820
Payable for variation margin on futures contracts	3,724
Unrealized depreciation on forward foreign currency exchange contracts	141,074
Accrued management fees	22,568
Distribution and service fees payable	3,850
1,118,237

Net Assets	$29,853,102

Net Assets Consist of:
Capital paid in	$30,413,293
Distributions in excess of net investment income	(1,391,759)
Undistributed net realized gain	1,370,901
Net unrealized depreciation	(539,333)
$29,853,102

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$11,240,683	1,147,538	$9.80
Institutional Class	$8,348,169	851,700	$9.80
A Class	$6,240,358	637,638	$9.79*
C Class	$1,997,818	204,547	$9.77
R Class	$1,999,214	204,464	$9.78
R6 Class	$26,860	2,741	$9.80
*Maximum offering price $10.25 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$373,204

Expenses:
Management fees	133,827
Distribution and service fees:
A Class	7,896
C Class	10,950
R Class	5,219
Trustees' fees and expenses	884
158,776

Net investment income (loss)	214,428

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	97,675
Futures contract transactions	(65,339)
Swap agreement transactions	4,334
Foreign currency transactions	1,454,018
1,490,688

Change in net unrealized appreciation (depreciation) on:
Investments	(1,466,465)
Futures contracts	(29,055)
Swap agreements	4,669
Translation of assets and liabilities in foreign currencies	670,232
(820,619)

Net realized and unrealized gain (loss)	670,069

Net Increase (Decrease) in Net Assets Resulting from Operations	$884,497

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$214,428	$457,150
Net realized gain (loss)	1,490,688	(369,761)
Change in net unrealized appreciation (depreciation)	(820,619)	1,154,958
Net increase (decrease) in net assets resulting from operations	884,497	1,242,347

Distributions to Shareholders
From net investment income:
Investor Class	(484,254)	(402,018)
Institutional Class	(373,932)	(332,588)
A Class	(252,933)	(269,093)
C Class	(66,657)	(96,479)
R Class	(76,334)	(104,769)
R6 Class	(1,216)	(1,078)
From net realized gains:
Investor Class	—	(37,587)
Institutional Class	—	(29,658)
A Class	—	(26,435)
C Class	—	(10,558)
R Class	—	(10,476)
R6 Class	—	(95)
Decrease in net assets from distributions	(1,255,326)	(1,320,834)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,553,219)	2,271,444

Net increase (decrease) in net assets	(1,924,048)	2,192,957

Net Assets
Beginning of period	31,777,150	29,584,193
End of period	$29,853,102	$31,777,150

Distributions in excess of net investment income	$(1,391,759)	$(350,861)

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 89% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.95% for the Investor Class, A Class, C Class and R Class, 0.75% for the Institutional Class and 0.70% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2014 totaled $9,851,107, of which $4,390,313 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 totaled $11,750,766, of which $4,415,863 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2014		Year ended June 30, 2014(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	72,238	$724,865	122,195	$1,193,644
Issued in reinvestment of distributions	49,450	482,635	46,035	436,956
Redeemed	(51,906)	(518,615)	(51,395)	(501,760)
	69,782	688,885	116,835	1,128,840
Institutional Class
Issued in reinvestment of distributions	38,273	373,932	38,163	362,246
A Class
Sold	4,114	41,323	35,254	339,771
Issued in reinvestment of distributions	25,659	250,177	31,111	295,287
Redeemed	(125,418)	(1,248,120)	(8,253)	(79,705)
	(95,645)	(956,620)	58,112	555,353
C Class
Sold	24,064	237,877	980	9,600
Issued in reinvestment of distributions	6,844	66,657	11,277	107,037
Redeemed	(115,352)	(1,141,500)	(3,367)	(33,047)
	(84,444)	(836,966)	8,890	83,590
R Class
Issued in reinvestment of distributions	7,829	76,334	12,141	115,242
Redeemed	(90,634)	(900,000)	—	—
	(82,805)	(823,666)	12,141	115,242
R6 Class
Sold	—	—	2,493	25,000
Issued in reinvestment of distributions	125	1,216	123	1,173
	125	1,216	2,616	26,173
Net increase (decrease)	(154,714)	$(1,553,219)	236,757	$2,271,444

(1) July 26, 2013 (commencement of sale) through June 30, 2014 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$11,792,132	—
Corporate Bonds	—	8,460,450	—
U.S. Government Agency Mortgage-Backed Securities	—	3,409,498	—
Collateralized Mortgage Obligations	—	2,340,086	—
Commercial Mortgage-Backed Securities	—	1,256,760	—
Asset-Backed Securities	—	603,206	—
Municipal Securities	—	500,739	—
U.S. Treasury Securities	—	115,374	—
Temporary Cash Investments	$262,661	1,179,933	—
	$262,661	$29,658,178	—
Other Financial Instruments
Futures Contracts	—	$6,846	—
Swap Agreements	—	4,669	—
Forward Foreign Currency Exchange Contracts	—	670,871	—
	—	$682,386	—

Liabilities
Other Financial Instruments
Futures Contracts	$(18,138)	—	—
Forward Foreign Currency Exchange Contracts	—	$(141,074)	—
	$(18,138)	$(141,074)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $594,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $31,663,661.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 25 contracts.

Value of Derivative Instruments as of December 31, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$430	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	670,871	Unrealized depreciation on forward foreign currency exchange contracts	$141,074
Interest Rate Risk	Receivable for variation margin on futures contracts *	—	Payable for variation margin on futures contracts *	3,724
		$671,301		$144,798

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,334	Change in net unrealized appreciation (depreciation) on swap agreements	$4,669
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	1,478,607	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	684,565
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(65,339)	Change in net unrealized appreciation (depreciation) on futures contracts	(29,055)
		$1,417,602		$660,179

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Barclays Bank plc	$49,752	$(43,454)	—	$6,298
Deutsche Bank	140,741	(2,271)	—	138,470
JPMorgan Chase Bank N.A.	110,275	(14,965)	—	95,310
UBS AG	288,742	(51,683)	—	237,059
Westpac Group	81,361	(28,701)	—	52,660
	$670,871	$(141,074)	—	$529,797

Liabilities
Barclays Bank plc	$43,454	$(43,454)	—	—
Deutsche Bank	2,271	(2,271)	—	—
JPMorgan Chase Bank N.A.	14,965	(14,965)	—	—
UBS AG	51,683	(51,683)	—	—
Westpac Group	28,701	(28,701)	—	—
	$141,074	$(141,074)	—	—

*	The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$30,999,764
Gross tax appreciation of investments	$519,545
Gross tax depreciation of investments	(1,598,470)
Net tax appreciation (depreciation) of investments	$(1,078,925)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the fund had late-year ordinary loss deferrals of $(257,284) and post-October capital loss deferrals of $(83,095), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$9.93	0.08	0.23	0.31	(0.44)	—	(0.44)	$9.80	3.13%	0.96%(4)	1.53%(4)	34%	$11,241
2014	$9.98	0.16	0.25	0.41	(0.42)	(0.04)	(0.46)	$9.93	4.25%	0.96%	1.64%	71%	$10,704
2013	$10.19	0.13	0.01	0.14	(0.34)	(0.01)	(0.35)	$9.98	1.34%	0.96%	1.31%	68%	$9,590
2012(5)	$10.00	0.06	0.13	0.19	—	—	—	$10.19	1.90%	0.96%(4)	1.44%(4)	29%	$8,514
Institutional Class
2014(3)	$9.95	0.09	0.22	0.31	(0.46)	—	(0.46)	$9.80	3.13%	0.76%(4)	1.73%(4)	34%	$8,348
2014	$9.99	0.18	0.25	0.43	(0.43)	(0.04)	(0.47)	$9.95	4.50%	0.76%	1.84%	71%	$8,091
2013	$10.20	0.15	0.01	0.16	(0.36)	(0.01)	(0.37)	$9.99	1.53%	0.76%	1.51%	68%	$7,745
2012(5)	$10.00	0.07	0.13	0.20	—	—	—	$10.20	2.00%	0.76%(4)	1.64%(4)	29%	$7,627
A Class
2014(3)	$9.91	0.07	0.22	0.29	(0.41)	—	(0.41)	$9.79	2.98%	1.21%(4)	1.28%(4)	34%	$6,240
2014	$9.97	0.14	0.24	0.38	(0.40)	(0.04)	(0.44)	$9.91	3.97%	1.21%	1.39%	71%	$7,268
2013	$10.18	0.11	—(6)	0.11	(0.31)	(0.01)	(0.32)	$9.97	1.11%	1.21%	1.06%	68%	$6,729
2012(5)	$10.00	0.05	0.13	0.18	—	—	—	$10.18	1.80%	1.21%(4)	1.19%(4)	29%	$6,563

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$9.85	0.03	0.23	0.26	(0.34)	—	(0.34)	$9.77	2.62%	1.96%(4)	0.53%(4)	34%	$1,998
2014	$9.93	0.06	0.25	0.31	(0.35)	(0.04)	(0.39)	$9.85	3.21%	1.96%	0.64%	71%	$2,847
2013	$10.15	0.03	—(6)	0.03	(0.24)	(0.01)	(0.25)	$9.93	0.32%	1.96%	0.31%	68%	$2,781
2012(5)	$10.00	0.02	0.13	0.15	—	—	—	$10.15	1.50%	1.96%(4)	0.44%(4)	29%	$2,710
R Class
2014(3)	$9.89	0.05	0.23	0.28	(0.39)	—	(0.39)	$9.78	2.83%	1.46%(4)	1.03%(4)	34%	$1,999
2014	$9.95	0.11	0.25	0.36	(0.38)	(0.04)	(0.42)	$9.89	3.78%	1.46%	1.14%	71%	$2,841
2013	$10.17	0.08	—(6)	0.08	(0.29)	(0.01)	(0.30)	$9.95	0.78%	1.46%	0.81%	68%	$2,739
2012(5)	$10.00	0.04	0.13	0.17	—	—	—	$10.17	1.70%	1.46%(4)	0.94%(4)	29%	$2,716
R6 Class
2014(3)	$9.95	0.09	0.22	0.31	(0.46)	—	(0.46)	$9.80	3.18%	0.71%(4)	1.78%(4)	34%	$27
2014(7)	$10.03	0.17	0.22	0.39	(0.43)	(0.04)	(0.47)	$9.95	4.12%	0.71%(4)	1.91%(4)	71%(8)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	January 31, 2012 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through June 30, 2014.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84547 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

International Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEGBX	-7.49%	-2.94%	0.29%	1.93%	5.12%	1/7/92
Barclays Global Aggregate Bond ex-USD (Unhedged) Index(2)	—	-8.21%	-3.08%	1.38%	2.80%	5.36%(3)	—
Barclays Global Treasury ex-U.S. Bond Index	—	-8.27%	-2.77%	1.00%	2.68%	5.38%(3)	—
Institutional Class	AIDIX	-7.37%	-2.67%	0.50%	2.14%	3.45%	8/2/04
A Class(4)	AIBDX						10/27/98
No sales charge*		-7.54%	-3.11%	0.05%	1.66%	3.45%
With sales charge*		-11.70%	-7.48%	-0.86%	1.19%	3.16%
C Class	AIQCX						9/28/07
No sales charge*		-7.95%	-3.86%	-0.71%	—	0.81%
With sales charge*		-8.86%	-3.86%	-0.71%	—	0.81%
R Class	AIBRX	-7.71%	-3.36%	-0.20%	—	1.32%	9/28/07
R6 Class	AIDDX	-7.33%	-2.70%	—	—	-1.36%	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)
Effective November 2014, the fund’s benchmark changed from the Barclays Global Treasury ex-U.S. Bond Index to the Barclays Global Aggregate Bond ex-USD (Unhedged) Index. The fund’s investment advisor believes that the Barclays Global Aggregate Bond ex-USD (Unhedged) Index better represents the fund's portfolio composition given the increased investments in corporate bonds.

(3)	Since December 31, 1991, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.80%	0.60%	1.05%	1.80%	1.30%	0.55%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Portfolio at a Glance
Average Duration (effective)	6.6 years
Weighted Average Life	8.7 years

Bond Holdings by Country	% of net assets
Japan	23.1%
United Kingdom	8.1%
Germany(1)	7.3%
France(1)	7.2%
Italy(1)	4.6%
Spain(1)	4.6%
Netherlands(1)	4.5%
Canada	4.3%
Belgium(1)	4.0%
Norway	3.6%
Other Countries	17.6%
Cash and Equivalents(2)	11.1%
(1) These countries are members of the eurozone.
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	75.7%
Corporate Bonds	12.2%
Municipal Securities	1.0%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	10.7%*
*Amount relates primarily to receivable for investments sold, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$925.10	$3.88	0.80%
Institutional Class	$1,000	$926.30	$2.91	0.60%
A Class	$1,000	$924.60	$5.09	1.05%
C Class	$1,000	$920.50	$8.71	1.80%
R Class	$1,000	$922.90	$6.30	1.30%
R6 Class	$1,000	$926.70	$2.67	0.55%
Hypothetical
Investor Class	$1,000	$1,021.17	$4.08	0.80%
Institutional Class	$1,000	$1,022.18	$3.06	0.60%
A Class	$1,000	$1,019.91	$5.35	1.05%
C Class	$1,000	$1,016.13	$9.15	1.80%
R Class	$1,000	$1,018.65	$6.61	1.30%
R6 Class	$1,000	$1,022.43	$2.80	0.55%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 75.7%
Australia — 2.6%
Australia Government Bond, 5.75%, 7/15/22	AUD	9,620,000	$9,548,909
Australia Government Bond, 5.50%, 4/21/23	AUD	5,820,000	5,754,754
Australia Government Bond, 2.75%, 4/21/24	AUD	1,500,000	1,226,538
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	10,543,918
			27,074,119
Austria — 3.2%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	5,390,000	7,703,608
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	11,590,000	16,910,186
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,875,000	4,271,465
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,710,000	5,035,358
			33,920,617
Belgium — 4.0%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	8,715,000	11,910,925
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	8,370,000	12,146,553
Belgium Government Bond, 2.25%, 6/22/23	EUR	6,120,000	8,371,011
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	5,110,000	9,348,885
			41,777,374
Canada — 4.3%
Canadian Government Bond, 1.50%, 3/1/17	CAD	12,000,000	10,440,455
Canadian Government Bond, 5.75%, 6/1/33	CAD	7,250,000	9,547,248
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,375,000	4,995,852
Province of British Columbia, 3.25%, 12/18/21	CAD	7,920,000	7,287,453
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	9,079,024
Province of Ontario Canada, 4.65%, 6/2/41	CAD	3,600,000	3,797,709
			45,147,741
Czech — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	68,200,000	3,958,497
Denmark — 1.0%
Denmark Government Bond, 7.00%, 11/10/24	DKK	9,400,000	2,476,133
Denmark Government Bond, 4.50%, 11/15/39	DKK	31,410,000	8,476,844
			10,952,977
Finland — 1.6%
Finland Government Bond, 3.875%, 9/15/17(1)	EUR	2,390,000	3,198,679
Finland Government Bond, 4.375%, 7/4/19(1)	EUR	5,505,000	7,949,263
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,230,000	3,569,864
Finland Government Bond, 2.625%, 7/4/42(1)	EUR	1,320,000	2,043,107
			16,760,913
France — 4.8%
France Government Bond OAT, 3.25%, 10/25/21	EUR	4,340,000	6,262,420
France Government Bond OAT, 1.75%, 11/25/24	EUR	4,300,000	5,660,873
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,580,000	6,726,768

7

		Principal Amount	Value
France Government Bond OAT, 3.25%, 5/25/45	EUR	5,130,000	$8,148,847
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	18,980,000	23,567,945
			50,366,853
Germany — 6.0%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	14,045,000	18,934,784
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	8,700,000	10,977,835
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	400,000	782,923
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	7,470,000	11,544,019
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	16,529,620	20,609,079
			62,848,640
Italy — 4.3%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	16,500,000	21,573,477
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	11,865,000	15,174,053
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	4,800,000	6,713,920
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	1,200,000	1,884,774
			45,346,224
Japan — 23.1%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	8,401,800,000	70,979,643
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	3,530,000,000	29,638,301
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,036,150,000	44,709,748
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,679,300,000	27,993,043
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,989,700,000	19,582,585
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,842,150,000	48,176,920
			241,080,240
Netherlands — 3.0%
Netherlands Government Bond, 0.00%, 4/15/16(1)	EUR	8,200,000	9,933,689
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	8,590,000	11,810,663
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	5,030,000	9,381,832
			31,126,184
New Zealand — 0.6%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	7,800,000	6,424,736
Norway — 3.6%
Norway Government Bond, 4.25%, 5/19/17	NOK	28,000,000	4,059,452
Norway Government Bond, 3.75%, 5/25/21	NOK	216,600,000	33,559,791
			37,619,243
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	7,000,000	5,481,510
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,800,000	3,870,251
			9,351,761
Spain — 4.6%
Spain Government Bond, 5.50%, 7/30/17	EUR	11,400,000	15,551,917
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	12,800,000	18,065,115
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	6,300,000	9,490,190
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,600,000	4,519,196
			47,626,418

8

		Principal Amount	Value
Sweden — 0.9%
Sweden Government Bond, 4.25%, 3/12/19	SEK	32,730,000	$4,922,809
Sweden Government Bond, 3.50%, 6/1/22	SEK	28,520,000	4,424,228
			9,347,037
Switzerland — 0.8%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,195,071
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,575,000	3,517,519
			8,712,590
United Kingdom — 6.0%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	3,490,000	5,763,371
United Kingdom Gilt, 4.50%, 3/7/19	GBP	6,165,000	10,968,372
United Kingdom Gilt, 3.75%, 9/7/21	GBP	3,850,000	6,894,705
United Kingdom Gilt, 4.25%, 3/7/36	GBP	8,850,000	18,088,046
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,160,000	9,148,767
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,045,000	11,484,542
			62,347,803
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $835,731,433)			791,789,967
CORPORATE BONDS — 12.2%
France — 2.4%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,754,670
BPCE SA, 4.625%, 7/18/23	EUR	2,000,000	2,830,784
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	5,240,000	7,266,493
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	5,500,000	7,840,106
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,996,381
			24,688,434
Germany — 1.3%
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,705,868
KFW, 3.875%, 1/21/19	EUR	2,890,000	4,035,160
KFW, MTN, 4.625%, 1/4/23	EUR	3,790,000	6,077,553
			13,818,581
Ireland — 0.6%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	4,500,000	6,748,053
Italy — 0.3%
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,980,887
Luxembourg — 0.5%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,700,000	5,042,017
Netherlands — 1.5%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	4,800,000	6,958,251
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,977,467
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,613,304
			15,549,022
Supranational — 3.4%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	8,522,935
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	7,907,344

9

		Principal Amount/Shares	Value
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	$7,405,282
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	8,500,000	11,989,557
			35,825,118
United Kingdom — 2.1%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,200,000	4,080,241
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	3,000,000	5,301,427
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,000,000	3,756,113
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	3,018,222
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	2,000,000	2,555,806
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	2,200,000	2,480,085
			21,191,894
United States — 0.1%
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,376,999
TOTAL CORPORATE BONDS (Cost $127,142,082)			127,221,005
MUNICIPAL SECURITIES — 1.0%
Puerto Rico — 1.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	USD	1,475,000	1,011,717
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	USD	5,950,000	2,975,297
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	USD	1,750,000	1,211,228
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	USD	5,650,000	4,926,913
TOTAL MUNICIPAL SECURITIES (Cost $10,085,780)			10,125,155
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $568,674), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $556,980)			556,979
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $2,280,125), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $2,229,000)			2,229,000
SSgA U.S. Government Money Market Fund, Class N		635,426	635,426
U.S. Treasury Bills, 0.07%, 5/14/15(2)(3)		$800,000	799,875
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,221,212)			4,221,280
TOTAL INVESTMENT SECURITIES — 89.3% (Cost $977,180,507)			933,357,407
OTHER ASSETS AND LIABILITIES(4) — 10.7%			111,779,560
TOTAL NET ASSETS — 100.0%			$1,045,136,967

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,178,492	USD	4,299,231	JPMorgan Chase Bank N.A.	2/12/15	$(83,178)
AUD	1,194,896	USD	1,034,739	JPMorgan Chase Bank N.A.	2/12/15	(61,919)
USD	1,036,137	AUD	1,194,896	JPMorgan Chase Bank N.A.	2/12/15	63,317
USD	2,410,468	AUD	2,952,033	JPMorgan Chase Bank N.A.	2/12/15	7,080
USD	3,349,625	AUD	3,861,711	Westpac Group	2/12/15	205,626
USD	4,235,320	AUD	5,000,000	Westpac Group	2/12/15	164,586
BRL	7,547,400	USD	2,800,000	UBS AG	2/12/15	10,309
BRL	5,060,675	USD	1,850,000	UBS AG	2/12/15	34,365
BRL	8,346,845	USD	3,228,454	Westpac Group	2/12/15	(120,468)
USD	3,150,000	BRL	8,379,000	UBS AG	2/12/15	30,041
USD	3,150,000	BRL	8,473,500	UBS AG	2/12/15	(5,146)
USD	1,500,000	BRL	4,053,000	UBS AG	2/12/15	(9,153)
CAD	5,527,136	USD	4,750,000	Barclays Bank plc	2/12/15	3,144
CAD	3,434,051	USD	3,050,000	Barclays Bank plc	2/12/15	(96,836)
CAD	2,283,500	USD	2,000,000	Barclays Bank plc	2/12/15	(36,270)
CAD	2,368,309	USD	2,100,000	JPMorgan Chase Bank N.A.	2/12/15	(63,337)
CAD	12,983,320	USD	11,200,000	UBS AG	2/12/15	(34,798)
CAD	1,180,863	USD	1,037,442	Westpac Group	2/12/15	(21,941)
USD	1,750,000	CAD	1,988,630	Barclays Bank plc	2/12/15	39,848
USD	3,532,605	CAD	4,113,772	Barclays Bank plc	2/12/15	(5,095)
USD	850,000	CAD	971,109	JPMorgan Chase Bank N.A.	2/12/15	14,880
USD	6,578,184	CAD	7,592,237	JPMorgan Chase Bank N.A.	2/12/15	49,125
USD	3,400,000	CAD	3,948,148	JPMorgan Chase Bank N.A.	2/12/15	4,730
USD	2,262,224	CAD	2,636,018	JPMorgan Chase Bank N.A.	2/12/15	(4,660)
CHF	3,794,675	USD	3,850,000	Barclays Bank plc	2/12/15	(30,836)
CHF	2,505,256	USD	2,600,000	Barclays Bank plc	2/12/15	(78,576)
CHF	4,306,050	USD	4,500,000	Barclays Bank plc	2/12/15	(166,161)
CHF	4,915,939	USD	4,950,000	Deutsche Bank	2/12/15	(2,336)
CHF	1,955,137	USD	2,000,000	JPMorgan Chase Bank N.A.	2/12/15	(32,245)
USD	2,600,000	CHF	2,517,047	Barclays Bank plc	2/12/15	66,709
USD	9,178,191	CHF	8,824,381	Deutsche Bank	2/12/15	296,862
USD	2,350,000	CHF	2,301,165	JPMorgan Chase Bank N.A.	2/12/15	33,985
CLP	1,411,050,000	USD	2,300,000	UBS AG	2/12/15	15,284
CLP	357,571,629	USD	596,251	UBS AG	2/12/15	(9,539)
CLP	496,000,000	USD	800,000	UBS AG	2/12/15	13,849
USD	3,000,000	CLP	1,859,250,000	UBS AG	2/12/15	(50,701)
CNY	64,220,475	USD	10,415,257	UBS AG	2/12/15	6,127
USD	6,300,000	CNY	38,859,660	Westpac Group	2/12/15	(5,955)
USD	4,100,000	CNY	25,262,560	Westpac Group	2/12/15	516
COP	5,951,700,000	USD	2,550,000	UBS AG	2/12/15	(48,642)
COP	6,766,200,000	USD	3,150,000	Westpac Group	2/12/15	(306,327)
USD	3,350,000	COP	7,279,550,000	UBS AG	2/12/15	290,578
USD	2,400,000	COP	5,476,800,000	Westpac Group	2/12/15	98,231
CZK	68,678,403	USD	3,028,513	Barclays Bank plc	2/12/15	(26,908)
CZK	51,177,507	USD	2,300,000	Barclays Bank plc	2/12/15	(63,276)

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	44,861,200	USD	2,000,000	Deutsche Bank	2/12/15	$(39,331)
USD	3,712,558	CZK	82,161,291	Barclays Bank plc	2/12/15	121,681
USD	3,050,000	CZK	69,392,594	Barclays Bank plc	2/12/15	17,181
USD	2,727,063	CZK	62,527,246	Deutsche Bank	2/12/15	(5,704)
DKK	45,970,635	USD	7,523,667	Barclays Bank plc	2/12/15	(51,352)
DKK	24,930,453	USD	4,201,768	Deutsche Bank	2/12/15	(149,437)
DKK	135,722,653	USD	22,761,801	Deutsche Bank	2/12/15	(700,708)
DKK	20,485,582	USD	3,439,348	Deutsche Bank	2/12/15	(109,511)
USD	46,150,293	DKK	283,936,770	Barclays Bank plc	2/12/15	(2,322)
USD	1,759,919	DKK	10,491,249	UBS AG	2/12/15	54,615
USD	745,757	DKK	4,450,678	UBS AG	2/12/15	22,320
EUR	2,900,000	USD	3,536,811	Barclays Bank plc	2/12/15	(26,310)
EUR	80,300,000	USD	97,248,118	Barclays Bank plc	2/12/15	(43,548)
EUR	2,550,000	USD	3,181,125	Barclays Bank plc	2/12/15	(94,305)
EUR	4,750,000	USD	5,843,189	Barclays Bank plc	2/12/15	(93,230)
EUR	4,854,998	USD	6,058,931	Deutsche Bank	2/12/15	(181,870)
EUR	1,200,000	USD	1,469,960	JPMorgan Chase Bank N.A.	2/12/15	(17,339)
EUR	3,650,000	USD	4,497,844	JPMorgan Chase Bank N.A.	2/12/15	(79,454)
EUR	13,209,967	USD	16,572,828	UBS AG	2/12/15	(581,930)
USD	3,853,765	EUR	3,100,000	Barclays Bank plc	2/12/15	101,160
USD	1,035,339	EUR	850,000	Deutsche Bank	2/12/15	6,399
USD	2,089,107	EUR	1,714,364	Deutsche Bank	2/12/15	13,839
USD	5,576,275	EUR	4,579,065	Deutsche Bank	2/12/15	33,236
USD	6,043,861	EUR	4,854,998	JPMorgan Chase Bank N.A.	2/12/15	166,800
USD	878,571	EUR	700,000	JPMorgan Chase Bank N.A.	2/12/15	31,208
USD	1,908,923	EUR	1,523,970	JPMorgan Chase Bank N.A.	2/12/15	64,131
USD	1,123,697	EUR	900,000	JPMorgan Chase Bank N.A.	2/12/15	34,231
USD	3,950,755	EUR	3,211,863	JPMorgan Chase Bank N.A.	2/12/15	62,738
USD	1,905,024	EUR	1,550,000	JPMorgan Chase Bank N.A.	2/12/15	28,722
USD	24,224,764	EUR	19,413,824	UBS AG	2/12/15	723,987
USD	810,030	EUR	650,000	UBS AG	2/12/15	23,194
USD	3,739,950	EUR	3,000,000	UBS AG	2/12/15	108,397
USD	1,049,368	EUR	850,000	UBS AG	2/12/15	20,427
USD	439,765	EUR	354,170	UBS AG	2/12/15	11,036
USD	32,694,825	EUR	26,182,671	Westpac Group	2/12/15	1,000,239
GBP	14,471,997	USD	22,525,967	Barclays Bank plc	2/12/15	23,337
GBP	35,604,884	USD	55,470,593	Barclays Bank plc	2/12/15	6,571
GBP	2,650,000	USD	4,181,385	Barclays Bank plc	2/12/15	(52,331)
GBP	3,112,638	USD	4,915,129	Barclays Bank plc	2/12/15	(65,224)
GBP	1,200,000	USD	1,878,889	JPMorgan Chase Bank N.A.	2/12/15	(9,129)
GBP	9,373,493	USD	14,588,136	JPMorgan Chase Bank N.A.	2/12/15	17,018
GBP	1,350,000	USD	2,118,207	JPMorgan Chase Bank N.A.	2/12/15	(14,726)
GBP	1,050,000	USD	1,645,606	JPMorgan Chase Bank N.A.	2/12/15	(9,566)
GBP	2,400,000	USD	3,767,674	JPMorgan Chase Bank N.A.	2/12/15	(28,153)
GBP	13,749,789	USD	21,629,243	UBS AG	2/12/15	(205,236)
USD	1,936,900	GBP	1,250,000	Barclays Bank plc	2/12/15	(10,767)

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,256,932	GBP	53,450,000	Barclays Bank plc	2/12/15	$(25,306)
USD	157,451	GBP	99,752	Deutsche Bank	2/12/15	2,024
USD	4,886,308	GBP	3,112,639	JPMorgan Chase Bank N.A.	2/12/15	36,401
USD	1,876,352	GBP	1,200,000	JPMorgan Chase Bank N.A.	2/12/15	6,592
USD	703,989	GBP	450,000	JPMorgan Chase Bank N.A.	2/12/15	2,828
USD	1,643,183	GBP	1,050,000	JPMorgan Chase Bank N.A.	2/12/15	7,143
USD	708,050	GBP	450,000	JPMorgan Chase Bank N.A.	2/12/15	6,890
USD	4,839,314	GBP	3,100,000	JPMorgan Chase Bank N.A.	2/12/15	9,100
USD	2,185,497	GBP	1,400,000	JPMorgan Chase Bank N.A.	2/12/15	4,110
USD	1,881,876	GBP	1,200,000	JPMorgan Chase Bank N.A.	2/12/15	12,116
HKD	6,910,000	USD	891,139	JPMorgan Chase Bank N.A.	2/12/15	(90)
HUF	389,214,400	USD	1,600,000	Barclays Bank plc	2/12/15	(113,804)
HUF	518,159,250	USD	2,100,000	UBS AG	2/12/15	(121,434)
USD	3,650,000	HUF	906,108,850	Barclays Bank plc	2/12/15	190,067
IDR	44,244,000,000	USD	3,600,000	Westpac Group	2/12/15	(62,956)
USD	3,500,000	IDR	43,498,000,000	Westpac Group	2/12/15	22,594
ILS	7,637,683	USD	1,950,000	Barclays Bank plc	2/12/15	8,169
ILS	20,564,326	USD	5,200,000	Barclays Bank plc	2/12/15	72,335
ILS	10,501,785	USD	2,700,000	Deutsche Bank	2/12/15	(7,526)
USD	4,484,129	ILS	17,081,312	Barclays Bank plc	2/12/15	104,779
USD	2,950,000	ILS	11,382,955	Barclays Bank plc	2/12/15	31,609
INR	405,438,000	USD	6,491,162	Westpac Group	2/12/15	(124,360)
USD	2,000,000	INR	125,520,000	UBS AG	2/12/15	28,894
USD	2,350,000	INR	148,402,500	UBS AG	2/12/15	19,559
USD	2,000,000	INR	128,000,000	UBS AG	2/12/15	(10,050)
JPY	2,281,984,260	USD	19,050,000	JPMorgan Chase Bank N.A.	2/12/15	7,430
JPY	183,086,930	USD	1,550,000	JPMorgan Chase Bank N.A.	2/12/15	(20,995)
JPY	370,631,660	USD	3,100,000	JPMorgan Chase Bank N.A.	2/12/15	(4,761)
JPY	269,263,575	USD	2,250,000	JPMorgan Chase Bank N.A.	2/12/15	(1,311)
JPY	121,144,800	USD	1,000,000	JPMorgan Chase Bank N.A.	2/12/15	11,711
JPY	167,027,712	USD	1,446,264	JPMorgan Chase Bank N.A.	2/12/15	(51,373)
JPY	119,852,500	USD	1,000,000	UBS AG	2/12/15	919
JPY	1,007,632,500	USD	8,500,000	UBS AG	2/12/15	(85,005)
USD	1,300,000	JPY	152,999,990	Barclays Bank plc	2/12/15	22,258
USD	1,448,797	JPY	167,027,712	Deutsche Bank	2/12/15	53,906
USD	4,389,344	JPY	507,146,121	Deutsche Bank	2/12/15	154,038
USD	850,000	JPY	101,996,515	Deutsche Bank	2/12/15	(1,799)
KRW	48,435,033,503	USD	43,694,212	Westpac Group	2/12/15	504,386
KRW	3,208,850,000	USD	2,900,000	Westpac Group	2/12/15	28,184
USD	2,911,412	KRW	3,227,300,002	Westpac Group	2/12/15	(33,608)
USD	19,000,000	KRW	20,833,500,000	Westpac Group	2/12/15	(11,270)
MXN	101,239,986	USD	6,850,000	Deutsche Bank	2/12/15	(4,100)
MXN	69,410	USD	5,084	JPMorgan Chase Bank N.A.	2/12/15	(390)
USD	1,750,000	MXN	25,639,915	Barclays Bank plc	2/12/15	16,216
MYR	10,273,375	USD	2,950,000	UBS AG	2/12/15	(25,903)
MYR	14,807,000	USD	4,250,000	UBS AG	2/12/15	(35,504)

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	12,453,400	USD	3,550,000	Westpac Group	2/12/15	$(5,406)
MYR	10,580,850	USD	3,150,000	Westpac Group	2/12/15	(138,387)
USD	3,219,249	MYR	10,887,500	Westpac Group	2/12/15	120,355
USD	3,100,000	MYR	10,747,080	Westpac Group	2/12/15	41,073
USD	4,000,000	MYR	14,060,000	Westpac Group	2/12/15	(1,879)
NOK	23,059,452	USD	3,250,000	Barclays Bank plc	2/12/15	(159,413)
USD	3,250,000	NOK	22,899,728	Barclays Bank plc	2/12/15	180,820
USD	35,702,414	NOK	242,869,525	JPMorgan Chase Bank N.A.	2/12/15	3,151,359
USD	750,000	NOK	5,243,588	UBS AG	2/12/15	47,218
USD	2,850,000	NOK	21,386,745	UBS AG	2/12/15	(16,400)
NZD	3,100,000	USD	2,401,973	Barclays Bank plc	2/12/15	7,414
NZD	4,400,000	USD	3,401,631	Westpac Group	2/12/15	18,144
USD	3,279,595	NZD	4,266,417	Barclays Bank plc	2/12/15	(36,357)
USD	1,216,378	NZD	1,600,000	JPMorgan Chase Bank N.A.	2/12/15	(27,177)
USD	2,298,858	NZD	2,953,430	JPMorgan Chase Bank N.A.	2/12/15	3,389
USD	2,914,036	NZD	3,719,017	Westpac Group	2/12/15	23,536
PEN	12,634,635	USD	4,252,654	UBS AG	2/12/15	(52,746)
USD	4,200,000	PEN	12,621,000	UBS AG	2/12/15	4,625
PHP	98,857,000	USD	2,200,000	Westpac Group	2/12/15	5,300
PLN	9,267,995	USD	2,750,000	Barclays Bank plc	2/12/15	(136,866)
PLN	10,424,079	USD	3,100,000	JPMorgan Chase Bank N.A.	2/12/15	(160,906)
PLN	14,754,541	USD	4,150,000	UBS AG	2/12/15	10,079
USD	5,700,000	PLN	19,504,445	Barclays Bank plc	2/12/15	200,674
USD	2,550,000	PLN	8,675,291	UBS AG	2/12/15	103,981
SEK	29,035,797	USD	3,700,000	Barclays Bank plc	2/12/15	25,152
SEK	10,014,449	USD	1,350,000	Barclays Bank plc	2/12/15	(65,195)
SEK	6,261,184	USD	800,000	Deutsche Bank	2/12/15	3,279
SEK	30,368,824	USD	4,050,000	UBS AG	2/12/15	(153,827)
USD	4,300,000	SEK	32,104,023	Barclays Bank plc	2/12/15	181,210
USD	2,800,000	SEK	21,562,122	UBS AG	2/12/15	33,684
USD	5,086,352	SEK	37,759,706	Westpac Group	2/12/15	241,966
SGD	4,416,893	USD	3,353,035	JPMorgan Chase Bank N.A.	2/12/15	(21,668)
SGD	758,028	USD	587,370	Westpac Group	2/12/15	(15,640)
USD	2,400,000	SGD	3,112,926	Barclays Bank plc	2/12/15	52,128
USD	4,300,000	SGD	5,617,434	Barclays Bank plc	2/12/15	63,145
USD	3,671,046	SGD	4,872,767	UBS AG	2/12/15	(4,156)
THB	131,600,000	USD	4,000,000	Westpac Group	2/12/15	(7,686)
THB	87,476,500	USD	2,650,000	Westpac Group	2/12/15	3,751
TRY	8,180,316	USD	3,579,213	Barclays Bank plc	2/12/15	(108,426)
TRY	8,407,038	USD	3,566,159	JPMorgan Chase Bank N.A.	2/12/15	823
USD	2,100,000	TRY	4,888,006	Barclays Bank plc	2/12/15	26,091
USD	1,450,000	TRY	3,341,990	Deutsche Bank	2/12/15	32,043
USD	2,300,000	TWD	72,427,000	UBS AG	2/12/15	9,565
USD	3,987,770	TWD	122,512,262	Westpac Group	2/12/15	113,435
USD	5,250,000	TWD	161,017,500	Westpac Group	2/12/15	157,974
ZAR	43,523,512	USD	3,837,158	Deutsche Bank	2/12/15	(97,583)

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	48,203,889	USD	4,150,000	UBS AG	2/12/15	$(8,283)
USD	3,700,000	ZAR	43,136,302	Barclays Bank plc	2/12/15	(6,306)
USD	800,000	ZAR	9,396,800	Barclays Bank plc	2/12/15	(7,381)
						$4,459,111

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
298	U.S. Treasury 10-Year Notes	March 2015	$37,785,469	$(166,319)
76	U.S. Treasury Long Bonds	March 2015	10,986,750	(249,477)
29	U.S. Treasury Ultra Long Bonds	March 2015	4,790,437	(204,198)
			$53,562,656	$(619,994)

15

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $149,173,352, which represented 14.3% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $629,902.

(4)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $977,180,507)	$933,357,407
Foreign currency holdings, at value (cost of $49,988,274)	49,816,039
Receivable for investments sold	78,646,175
Receivable for capital shares sold	322,249
Unrealized appreciation on forward foreign currency exchange contracts	10,368,130
Interest receivable	10,177,637
1,082,687,637

Liabilities
Payable for investments purchased	29,700,899
Payable for capital shares redeemed	1,188,923
Payable for variation margin on futures contracts	96,531
Unrealized depreciation on forward foreign currency exchange contracts	5,909,019
Accrued management fees	634,636
Distribution and service fees payable	20,662
37,550,670

Net Assets	$1,045,136,967

Net Assets Consist of:
Capital paid in	$1,084,799,375
Distributions in excess of net investment income	(6,236,806)
Undistributed net realized gain	7,556,037
Net unrealized depreciation	(40,981,639)
$1,045,136,967

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$530,684,766	40,472,864	$13.11
Institutional Class	$409,144,844	31,220,061	$13.11
A Class	$86,604,639	6,624,702	$13.07*
C Class	$2,708,770	207,849	$13.03
R Class	$188,973	14,437	$13.09
R6 Class	$15,804,975	1,206,677	$13.10
*Maximum offering price $13.69 (net asset value divided by 0.955).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,834,594

Expenses:
Management fees	3,920,863
Distribution and service fees:
A Class	113,708
C Class	15,253
R Class	552
Trustees' fees and expenses	32,396
Other expenses	2,252
4,085,024

Net investment income (loss)	6,749,570

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,215,404
Futures contract transactions	(1,587,138)
Foreign currency transactions	54,245
8,682,511

Change in net unrealized appreciation (depreciation) on:
Investments	(99,303,248)
Futures contracts	(1,020,909)
Translation of assets and liabilities in foreign currencies	1,260,698
(99,063,459)

Net realized and unrealized gain (loss)	(90,380,948)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,631,378)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$6,749,570	$14,630,394
Net realized gain (loss)	8,682,511	7,953,638
Change in net unrealized appreciation (depreciation)	(99,063,459)	62,762,221
Net increase (decrease) in net assets resulting from operations	(83,631,378)	85,346,253

Distributions to Shareholders
From net investment income:
Investor Class	(8,594,590)	(1,401,580)
Institutional Class	(6,999,495)	(1,769,742)
A Class	(1,147,771)	—
C Class	(15,739)	—
R Class	(2,212)	—
R6 Class	(263,072)	(13,259)
From net realized gains:
Investor Class	(3,986,299)	—
Institutional Class	(3,076,826)	—
A Class	(648,328)	—
C Class	(20,716)	—
R Class	(1,420)	—
R6 Class	(116,477)	—
Decrease in net assets from distributions	(24,872,945)	(3,184,581)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,179,676	(46,781,589)

Net increase (decrease) in net assets	(86,324,647)	35,380,083

Net Assets
Beginning of period	1,131,461,614	1,096,081,531
End of period	$1,045,136,967	$1,131,461,614

Undistributed (distributions in excess of) net investment income	$(6,236,806)	$4,036,503

See Notes to Financial Statements.

19

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

20

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

21

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 0.80% for the Investor Class, A Class, C Class and R Class and 0.60% for the Institutional Class and 0.55% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $211,322,955 and $262,868,443, respectively.

22

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2014		Year ended June 30, 2014(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,936,147	$54,398,804	5,743,649	$79,751,278
Issued in reinvestment of distributions	904,725	12,179,259	97,291	1,345,534
Redeemed	(5,752,056)	(78,838,359)	(12,992,502)	(181,244,312)
	(911,184)	(12,260,296)	(7,151,562)	(100,147,500)
Institutional Class
Sold	4,503,637	61,625,845	14,760,327	206,281,486
Issued in reinvestment of distributions	720,123	9,683,159	126,210	1,744,224
Redeemed	(3,245,167)	(45,533,751)	(11,321,879)	(160,430,998)
	1,978,593	25,775,253	3,564,658	47,594,712
A Class
Sold	750,434	10,239,560	1,211,172	16,789,934
Issued in reinvestment of distributions	133,437	1,788,432	—	—
Redeemed	(913,655)	(12,634,542)	(1,185,289)	(16,482,826)
	(29,784)	(606,550)	25,883	307,108
C Class
Sold	1,857	25,425	10,832	151,016
Issued in reinvestment of distributions	2,313	30,676	—	—
Redeemed	(30,032)	(410,172)	(152,638)	(2,125,172)
	(25,862)	(354,071)	(141,806)	(1,974,156)
R Class
Sold	1,093	15,344	1,991	27,763
Issued in reinvestment of distributions	271	3,632	—	—
Redeemed	(2,897)	(38,910)	(851)	(11,925)
	(1,533)	(19,934)	1,140	15,838
R6 Class
Sold	720,483	10,190,512	598,583	8,455,028
Issued in reinvestment of distributions	28,238	379,549	960	13,259
Redeemed	(67,053)	(924,787)	(74,534)	(1,045,878)
	681,668	9,645,274	525,009	7,422,409
Net increase (decrease)	1,691,898	$22,179,676	(3,176,678)	$(46,781,589)

(1) July 26, 2013 (commencement of sale) through June 30, 2014 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

23

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$791,789,967	—
Corporate Bonds	—	127,221,005	—
Municipal Securities	—	10,125,155	—
Temporary Cash Investments	$635,426	3,585,854	—
	$635,426	$932,721,981	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,368,130	—

Liabilities
Other Financial Instruments
Futures Contracts	$(619,994)	—	—
Forward Foreign Currency Exchange Contracts	—	$(5,909,019)	—
	$(619,994)	$(5,909,019)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $492,921,694.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 417 contracts.

24

Value of Derivative Instruments as of December 31, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$10,368,130	Unrealized depreciation on forward foreign currency exchange contracts	$5,909,019
Interest Rate Risk	Receivable for variation margin on futures contracts *	—	Payable for variation margin on futures contracts *	96,531
		$10,368,130		$6,005,550

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$1,434,170	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$2,333,780
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,587,138)	Change in net unrealized appreciation (depreciation) on futures contracts	(1,020,909)
		$(152,968)		$1,312,871

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$977,315,987
Gross tax appreciation of investments	$28,886,188
Gross tax depreciation of investments	(72,844,768)
Net tax appreciation (depreciation) of investments	$(43,958,580)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$14.50	0.08	(1.16)	(1.08)	(0.21)	(0.10)	(0.31)	$13.11	(7.49)%	0.80%(4)	1.18%(4)	21%	$530,685
2014	$13.50	0.17	0.86	1.03	(0.03)	—	(0.03)	$14.50	7.66%	0.80%	1.24%	35%	$600,026
2013	$14.39	0.19	(0.82)	(0.63)	(0.26)	—	(0.26)	$13.50	(4.55)%	0.80%	1.35%	21%	$655,032
2012	$14.65	0.24	(0.18)	0.06	(0.32)	—	(0.32)	$14.39	0.36%	0.81%	1.68%	50%	$894,450
2011	$13.45	0.31	1.53	1.84	(0.56)	(0.08)	(0.64)	$14.65	14.07%	0.81%	2.19%	44%	$951,100
2010	$14.38	0.35	(0.64)	(0.29)	(0.64)	—	(0.64)	$13.45	(2.39)%	0.82%	2.44%	64%	$1,135,772
Institutional Class
2014(3)	$14.51	0.10	(1.16)	(1.06)	(0.24)	(0.10)	(0.34)	$13.11	(7.37)%	0.60%(4)	1.38%(4)	21%	$409,145
2014	$13.50	0.20	0.87	1.07	(0.06)	—	(0.06)	$14.51	7.95%	0.60%	1.44%	35%	$424,158
2013	$14.39	0.22	(0.83)	(0.61)	(0.28)	—	(0.28)	$13.50	(4.36)%	0.60%	1.55%	21%	$346,695
2012	$14.66	0.27	(0.20)	0.07	(0.34)	—	(0.34)	$14.39	0.49%	0.61%	1.88%	50%	$349,782
2011	$13.46	0.34	1.53	1.87	(0.59)	(0.08)	(0.67)	$14.66	14.29%	0.61%	2.39%	44%	$285,697
2010	$14.39	0.38	(0.64)	(0.26)	(0.67)	—	(0.67)	$13.46	(2.19)%	0.62%	2.64%	64%	$286,817

26

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$14.44	0.06	(1.15)	(1.09)	(0.18)	(0.10)	(0.28)	$13.07	(7.54)%	1.05%(4)	0.93%(4)	21%	$86,605
2014	$13.44	0.14	0.86	1.00	—	—	—	$14.44	7.44%	1.05%	0.99%	35%	$96,081
2013	$14.33	0.16	(0.83)	(0.67)	(0.22)	—	(0.22)	$13.44	(4.81)%	1.05%	1.10%	21%	$89,103
2012	$14.60	0.21	(0.20)	0.01	(0.28)	—	(0.28)	$14.33	0.03%	1.06%	1.43%	50%	$96,335
2011	$13.40	0.27	1.54	1.81	(0.53)	(0.08)	(0.61)	$14.60	13.84%	1.06%	1.94%	44%	$106,044
2010	$14.33	0.32	(0.65)	(0.33)	(0.60)	—	(0.60)	$13.40	(2.65)%	1.07%	2.19%	64%	$77,065
C Class
2014(3)	$14.34	0.01	(1.15)	(1.14)	(0.07)	(0.10)	(0.17)	$13.03	(7.95)%	1.80%(4)	0.18%(4)	21%	$2,709
2014	$13.45	0.03	0.86	0.89	—	—	—	$14.34	6.62%	1.80%	0.24%	35%	$3,352
2013	$14.34	0.05	(0.83)	(0.78)	(0.11)	—	(0.11)	$13.45	(5.51)%	1.80%	0.35%	21%	$5,051
2012	$14.61	0.10	(0.20)	(0.10)	(0.17)	—	(0.17)	$14.34	(0.73)%	1.81%	0.68%	50%	$7,692
2011	$13.41	0.17	1.53	1.70	(0.42)	(0.08)	(0.50)	$14.61	12.96%	1.81%	1.19%	44%	$6,603
2010	$14.33	0.20	(0.63)	(0.43)	(0.49)	—	(0.49)	$13.41	(3.32)%	1.82%	1.44%	64%	$7,666
R Class
2014(3)	$14.44	0.05	(1.16)	(1.11)	(0.14)	(0.10)	(0.24)	$13.09	(7.71)%	1.30%(4)	0.68%(4)	21%	$189
2014	$13.47	0.10	0.87	0.97	—	—	—	$14.44	7.20%	1.30%	0.74%	35%	$231
2013	$14.36	0.12	(0.83)	(0.71)	(0.18)	—	(0.18)	$13.47	(5.03)%	1.30%	0.85%	21%	$200
2012	$14.63	0.17	(0.20)	(0.03)	(0.24)	—	(0.24)	$14.36	(0.22)%	1.31%	1.18%	50%	$246
2011	$13.43	0.24	1.53	1.77	(0.49)	(0.08)	(0.57)	$14.63	13.52%	1.31%	1.69%	44%	$208
2010	$14.35	0.27	(0.63)	(0.36)	(0.56)	—	(0.56)	$13.43	(2.82)%	1.32%	1.94%	64%	$233

27

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2014(3)	$14.50	0.10	(1.16)	(1.06)	(0.24)	(0.10)	(0.34)	$13.10	(7.33)%	0.55%(4)	1.43%(4)	21%	$15,805
2014(5)	$13.77	0.19	0.61	0.80	(0.07)	—	(0.07)	$14.50	5.81%	0.55%(4)	1.45%(4)	35%(6)	$7,614

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through June 30, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

See Notes to Financial Statements.

28

Proxy Voting Results

A special meeting of shareholders was held on September 15, 2014, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:
To approve a change in the fund’s investment objective from seeking “high total return by investing in high-quality non-dollar-denominated government and corporate debt securities outside the US” to seeking “total return.”

For:	$743,366,733
Against:	$62,032,057
Abstain:	$10,063,770
Broker non-votes:	N/A
Proposal 2:
To approve re-classifying the fund’s investment objective from “fundamental” to “non-fundamental.”

For:	$580,128,497
Against:	$223,522,646
Abstain:	$118,411,417
Broker non-votes:	N/A

29

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84542 1502

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2015